Registration Nos. 333-09551/811-07749

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 8/X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 9/X/
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T. Rowe Price Financial Services Fund, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering May 1, 2003
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On May 1, 2003, pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

PROSPECTUS

MAY 1, 2003

T. ROWE PRICE

Financial Services
Fund

A stock fund seeking long-term capital appreciation and modest current income through investments in financial services companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	5

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	6
	Useful Information on Distributions and Taxes	9
	Transaction Procedures and Special Requirements	15
	Account Maintenance and Small Account Fees	17

3	More About the Fund
	Organization and Management	18
	Understanding Performance Information	19
	Investment Policies and Practices	20
	Financial Highlights	26

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	27
	Opening a New Account	28
	Purchasing Additional Shares	29
	Exchanging and Redeeming Shares	30
	Rights Reserved by the Funds	32
	Information About Your Services	33
	T. Rowe Price Brokerage	35
	Investment Information	36
	T. Rowe Price Privacy Policy	38
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T. Rowe Price Financial Services Fund, Inc.

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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $140.6 billion for more than eight million individual and institutional investor accounts as of December 31, 2002.
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 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

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objective, strategy, risks, and expenses

What is the fund`s objective?

The fund seeks long-term growth of capital and a modest level of income.

What is the fund`s principal investment strategy?

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The fund will normally invest at least 80% of net assets in the common stocks of companies in the financial services industry. In addition, the fund may invest in companies deriving substantial revenues (at least 50%) from conducting business with the industry, such as providers of financial software.
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For purposes of selecting investments, we define financial services broadly. It includes (but is not limited to) the following:

regional and money center banks;

insurance companies;

home, auto, and other specialty finance companies;

securities brokerage firms and electronic trading networks;

investment management firms;

publicly traded, government-sponsored financial enterprises;

thrift and savings banks;

financial conglomerates;

foreign financial services companies; and

electronic transaction processors for financial services companies.

Stock selection is based on fundamental, bottom-up analysis that seeks to identify companies with good appreciation prospects. The fund will have no restrictions on the market capitalization (stock price multiplied by shares outstanding) of its holdings. We may use both growth and value approaches in selecting investments. In the growth area, we will try to identify companies with capable management, attractive business niches, sound financial and accounting practices, and a demonstrated ability to increase revenues, earnings, and cash flow consistently. In the value area, the manager will seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, that have growth potential temporarily unrecognized by the market, or that may be temporarily out of favor. Many companies held by the fund are expected to pay a dividend.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Since the fund will be concentrated in the financial services industry, it will be less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. Generally, the fund represents greater potential risk than a more diversified fund, although the dividends paid by financial services companies moderate this risk to some extent. Financial services companies may be hurt when interest rates rise sharply, although not all companies are affected equally. The stocks may also be vulnerable to rapidly rising inflation.

Many companies in this field can possess growth characteristics, but the industry is not generally perceived to be dynamic or aggressive, which could dampen fund performance compared with more aggressive funds.

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The fund`s investments in growth stocks could result in greater volatility because of the generally higher valuations of these stocks. The fund`s use of the value approach carries the risks that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
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As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the risks of investing in a single-industry fund in an effort to achieve significant capital appreciation, and you seek to participate in the growth prospects of the financial services sector, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

The fund can be used in both regular and tax-deferred accounts, such as IRAs.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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	Periods ended December 31, 2002
	1 year	5 years	Since inception (9/30/96)
Financial Services Fund
Returns before taxes	-10.10%	6.20%	13.17%
Returns after taxes on distributions	-10.43	4.97	11.90
Returns after taxes on distributions and sale of fund shares	-6.15	4.75	10.69
S&P 500 Stock Index	-22.10	-0.59	5.56
Lipper Financial Services Funds Index	-12.00	1.03	9.30
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Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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S&P 500 Stock Index tracks the stocks of 500 U.S. companies.
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What fees or expenses will I pay?

The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.67%
Other expenses	0.33%
Total annual fund operating expenses	1.00%
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*Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Account Maintenance and Small Account Fees.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

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1 year	3 years	5 years	10 years
$102	$318	$552	$1,225
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other INFORMATION about the fund

What are some of the fund`s potential rewards?

The fund`s investment program reflects the view of T. Rowe Price that several trends in financial services offer opportunities for significant long-term capital appreciation. For investors who currently have a broad exposure to equities, the fund provides a way to focus on an area of the economy undergoing substantial change as well as rapid growth in a number of fields, such as asset management. The potential rewards of investing in such a focused fund include higher returns than the overall market. However, the fund also has the potential for greater losses than the overall market if these sectors do not perform well.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

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With one quick sign-up, you can take advantage of our Electronic Delivery program and begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at troweprice.com for more information today.
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As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of stock, bond, and money market funds.
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Pricing Shares and Receiving Sale Proceeds

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund`s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.

How your purchase, sale, or exchange price is determined

If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day`s NAV. If we receive it after 4 p.m., it will be priced at the next business day`s NAV.

We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

Japan Fund: Pricing and Transactions

The Japan Fund`s share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

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The Tokyo Stock Exchange is scheduled to be closed on the following weekdays: In 2003—January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and 31. In 2004—January 1, 2, 3, 4, and 12; February 11; March 20; April 29; May 3, 4, and 5; July 19; September 20 and 23; October 11; November 3 and 23; December 23 and 31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.
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How you can receive the proceeds from a sale

When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

Exception:  Under certain circumstances and when deemed to be in a fund`s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.

If for some reason we cannot accept your request to sell shares, we will contact you.

Contingent Redemption Fee

Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund`s investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the period shown:
Fund	Holding period	Redemption fee
Diversified Small-Cap Growth	6 months	1.00%
Developing Technologies	1 year	1.00%
Emerging Europe & Mediterranean	1 year	2.00%
Emerging Markets Stock	1 year	2.00%
Equity Index 500	6 months	0.50%
Extended Equity Market Index	6 months	0.50%
High Yield	1 year	1.00%
International Discovery	1 year	2.00%
International Equity Index	6 months	1.00%
Latin America	1 year	2.00%
Real Estate	6 months	1.00%
Small-Cap Value	1 year	1.00%
Tax-Efficient Balanced	1 year	1.00%
Tax-Efficient Growth	2 years	1.00%
Tax-Efficient Multi-Cap Growth	2 years	1.00%
Total Equity Market Index	6 months	0.50%
U.S. Bond Index	6 months	0.50%

Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.

Useful Information on Distributions and Taxes

All net investment income and realized capital gains are distributed to shareholders.

Dividends and Other Distributions

Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

The following chart provides details on dividend payments.

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Table 3  Dividend Payment Schedule
Fund	Dividends
Money market funds	Declared daily to shareholders of record as of 12 noon ET on that day. Purchases made after 12 noon ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.

Bond funds*	Declared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.

These stock funds only:*BalancedDividend GrowthEquity IncomeEquity Index 500Growth & IncomePersonal Strategy BalancedPersonal Strategy IncomeReal Estate	Declared quarterly, if any, in March, June, September, and December.Must be a shareholder of record as of 4 p.m. ET on the record date.
Other stock funds*	Declared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.
Retirement Funds*:Retirement IncomeRetirement 2010Retirement 2020Retirement 2030Retirement 2040	Declared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received.Paid on the first business day of each month.Declared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.

Tax-Efficient Balanced*	Municipal PortionDeclared daily to shareholders of record as of 4 p.m. ET the previous business day. Purchases made after 4 p.m. ET receive the dividend on the next business day after payment has been received. Paid on the last business day of March, June, September, and December.Equity PortionDeclared annually, if any, generally in December.Must be a shareholder of record as of 4 p.m. ET on the record date.

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*Mutual fund dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations.
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Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

Capital gain payments

If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.

A capital gain or loss is the difference between the purchase and sale price of a security.

Tax Information

You will be sent timely information for your tax filing needs.

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If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.
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If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:
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You sell fund shares, including an exchange from one fund to another.

A fund makes a distribution to your account.

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Tax-Free and Municipal Funds
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The regular monthly income dividends you receive from the tax-free funds are expected to be exempt from federal income taxes. You must report your total tax-exempt income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. For shareholders who receive Social Security benefits, the receipt of tax-exempt interest may increase the portion of benefits that are subject to tax.
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For the state specific tax-free funds, the monthly dividends you receive are also expected to be exempt from state and local income tax, if any.
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If the tax-free funds invest in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT computation. The portion of this fund`s income that should be included in your AMT calculation, if any, will be reported to you in January.
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Florida Intermediate Tax-Free Fund
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Although Florida does not have a state income tax, it does impose an intangibles property tax that applies to shares of mutual funds. However, a fund that is organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 is exempt from the intangibles tax. If a fund`s portfolio is less than 90% invested in these exempt securities on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations.
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The fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1 and, therefore, expects that the entire value of all fund shares will be exempt from the intangibles tax. Nevertheless, exemption is not guaranteed, since the fund has the right under certain conditions to invest in nonexempt securities.
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Tax-Efficient Balanced Fund
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A significant portion of the fund`s dividend is expected to be exempt from federal income taxes.
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Taxes on fund redemptions

When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

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Taxes on fund distributions
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In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions such as the portion of your dividends, if any, that may be exempt from state income taxes. Dividends on tax-free funds are expected to be tax-exempt.
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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. If you realize a loss on the sale or exchange of tax-free fund shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.
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If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

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Inflation Protected Bond Fund
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Inflation adjustments on Treasury inflation-protected securities exceeding deflation adjustments for a year will be distributed to you as a short-term capital gain. In computing the amount of the distribution, the fund cannot reduce inflation adjustments by short- or long-term losses from the sales of securities. Net deflation adjustments for a year may result in all or a portion of dividends paid earlier in the year to be treated as a return of capital.
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Retirement Funds
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Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. Under current law, it is anticipated that the automatic conversion of a portfolio into the Retirement Income Fund will not be a taxable event.
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Tax-Free and Municipal Funds and Tax-Efficient Balanced Fund
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Gains and losses realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. Therefore, to the extent a fund invests in these securities, the likelihood of a taxable gain distribution will be increased.
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Tax-Efficient Balanced Fund
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The Tax-Efficient Balanced Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay tax-exempt dividends. The portion of your income dividend derived from investment in tax-exempt securities will be exempt from federal income tax. A small portion may also be exempt from state income taxes. You will be sent any additional information you need to determine your taxes on fund distributions. The amount of such dividends will be reported to you on your calendar year-end statement.
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Tax consequences of hedging

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For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.
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Distributions are taxable whether reinvested in additional shares or received in cash.

Tax effect of buying shares before a capital gain distribution

If you buy shares shortly before or on the "record date" — the date that establishes you as the person to receive the upcoming distribution — you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

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Transaction Procedures and Special Requirements
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Following these procedures helps assure timely and accurate transactions.

Purchase Conditions

Nonpayment

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

U.S. dollars

All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

Sale (Redemption) Conditions

Holds on immediate redemptions: 10-day hold

If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

Telephone, Tele*Access®, and online account transactions

You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

Redemptions over $250,000

Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

Excessive Trading

T. Rowe Price may bar excessive traders from purchasing shares.

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Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies. Transactions placed directly or accepted by intermediaries in violation of these policies or from persons believed to be market timers are subject to rejection or cancellation by the funds.
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Trades placed directly with T. Rowe Price  If you trade directly with T. Rowe Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.
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Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).
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Trades placed through intermediaries  If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund
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shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy.
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Keeping Your Account Open

Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.

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Signature Guarantees
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A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

You may need to have your signature guaranteed in certain situations, such as:

Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

Remitting redemption proceeds to any person, address, or bank account not on record.

Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

Establishing certain services after the account is opened.

You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

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Account Maintenance and Small Account Fees
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Small Account Fee (all funds except Index Funds)  Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds` transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.
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Account Maintenance Fee (Index Funds only)  The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC®Networking.
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3

Organization and Management

How is the fund organized?

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The fund was incorporated in Maryland in 1996 and is a diversified, "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.
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Shareholders benefit from T. Rowe Price`s 66 years of investment management experience.
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What is meant by "shares"?

As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder to:

Receive a proportional interest in income and capital gain distributions.

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Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.
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Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

Who runs the fund?

General Oversight

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The fund is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).
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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

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The fund has an Investment Advisory Committee with the following members: Michael W. Holton, Chairman, Jeffrey A. Arricale, D. Kyle Cerminara, Anna M. Dopkin, Joseph M. Milano, Larry J. Puglia, Robert W. Sharps, William J. Stromberg, and J. David Wagner. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund`s investment program. Mr. Holton was elected chairman of the fund`s committee in 2002. He joined T. Rowe Price in 1995 as a research analyst.
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The Management Fee

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This fee has two parts — an "individual fund fee," which reflects a fund`s particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, the Retirement Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.
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Group Fee Schedule
0.334%*	First $50 billion

0.305%	Next $30 billion

0.300%	Next $40 billion

0.295%	Thereafter

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*Represents a blended group fee rate containing various breakpoints.
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The fund`s portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all .the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $84 billion .at December 31, 2002, the group fee was 0.32%.. The individual fund fee is 0.35%.
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Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements, and in the media.

Total Return

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This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.
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Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks of companies in the financial services industry. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them
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as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.
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Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

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Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Operating policy  In accordance with SEC rules, the fund will not purchase the security of any company which in its most recent fiscal year derived more than 15% of its gross revenues from securities-related activities (defined by the SEC as activities as a broker, dealer, underwriter, or investment adviser) if, immediately after such purchase, the fund:

would own more than 5% of any class of equity securities of the company;

would own more than 10% of the outstanding principal amount of the company`s debt securities; or

would have invested more than 5% of its total assets in securities of such company.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

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Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.
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Foreign Securities

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Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes;
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potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.
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Operating policy  Fund investments in foreign securities are limited to 30% of total assets.

Financial Services Industry Concentration

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Fundamental policy  The fund will concentrate (invest more than 25% of its total assets) in the financial services industry as defined in this prospectus.
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Hybrid Instruments

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These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.
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Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position would be that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall
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exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

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Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Exchange Traded Funds (ETFs)

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These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.
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Managing Foreign Currency Risk

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Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.
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Lending of Portfolio Securities

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Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
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Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

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Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Financial Highlights

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Table 4, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.
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Table 4  Financial Highlights
	Year ended December 31
	1998	1999	2000	2001	2002

Net asset value,beginning of period	$15.56	$16.82	$16.12	$21.38	$18.84
Income From Investment Operations
Net investment income	0.16	0.10	0.10	0.15	0.15
Net gains or losses on securities (both realized and unrealized)	1.60	0.15	5.80	(0.86)	(2.05)
Total from investment operations	1.76	0.25	5.90	(0.71)	(1.90)
Less Distributions
Dividends (from net investment income)	(0.16)	(0.10)	(0.09)	(0.15)	(0.13)
Distributions (fromcapital gains)	(0.34)	(0.85)	(0.55)	(1.68)	(0.06)
Returns of capital	—	—	—	—	—
Total distributions	(0.50)	(0.95)	(0.64)	(1.83)	(0.19)
Net asset value,end of period	$16.82	$16.12	$21.38	$18.84	$16.75
Total return	11.55%	1.70%	36.76%	(3.13)%	(10.10)%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$224,277	$159,031	$337,041	$308,635	$264,542
Ratio of expenses to average net assets	1.19%	1.14%	1.00%	0.97%	1.00%
Ratio of net income to average net assets	0.94%	0.50%	0.69%	0.69%	0.80%
Portfolio turnover rate	46.8%	37.1%	32.5%	54.8%	49.7%
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4

Account Requirements and Transaction Information

Tax Identification
Number

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We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund`s net asset value (NAV) on the redemption date.
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Transaction Confirmations

We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

Employer-Sponsored Retirement Plans and Institutional Accounts

T. Rowe Price
Trust Company
1-800-492-7670

Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

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We do not accept third-party checks, except for IRA rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.
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Opening a New Account

$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration

If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire

Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

By Exchange

Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person

Drop off your New Account Form at any location listed on the back cover and obtain a receipt.

Purchasing Additional Shares

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$100 minimum additional purchase ($1,000 for Summit Funds); $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds)
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By ACH Transfer

Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.

By Mail

1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

(For mail via private carriers and overnight services, see previous section.)

By Automatic
Asset Builder

Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.

Exchanging and Redeeming Shares

Exchange Service

You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions

Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers—By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone

Call Shareholder Services

If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements — Excessive Trading.

By Mail

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For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price may require a signature guarantee of all registered owners (see Transaction Procedures and Special Requirements — Signature Guarantees). Please use the appropriate address below:
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For nonretirement and IRA accounts:

via U.S. Postal Service

T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services

T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:

via U.S. Postal Service

T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services

T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

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Requests for redemptions from employer-sponsored retirement accounts may be required to be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.
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Rights Reserved by the Funds

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T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund is unable, through its procedures, to verify information provided by you. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.
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In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

information about your Services

Shareholder Services
1-800-225-5132

Investor Services
1-800-638-5660

Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

Retirement Plans

We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 18004927670.

Investing for College Expenses

We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)

Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans

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T. Rowe Price offers three 529 plans: the T. Rowe Price College Savings Plan (a national plan sponsored by the Education Trust of Alaska), the Maryland College Investment Plan, and the University of Alaska College Savings Plan. For more information, call toll-free
1-866-521-1894.
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Automated Services

Tele*Access
1-800-638-2587
24 hours, 7 days

Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

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Web Address
troweprice.com
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Online Account Access

You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online®, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279

This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers

By ACH

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With no charges to pay, you can move as little as $100 or as much as $250,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.
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By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange

You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

t. ROWE PRICE Brokerage

To Open an Account
1-800-638-5660

For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include  stocks, options, bonds, and others  at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services

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You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $40 minimum commission except stock trades placed through Account Access-Brokerage and Tele-Trader. All limit and stop orders entered, regardless of order entry means, are subject to a $5 order handling fee assessed upon execution.
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Investor Information

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A variety of informative reports, such as our Brokerage Insights series, as well as access to online research tools, can help you better evaluate economic trends and investment opportunities.
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Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

*Services vary by firm.

T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

Investment Information

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To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at troweprice.com.
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A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, MD 21297-1630.
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Shareholder Reports

Fund managers` annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report

A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights

Educational reports on investment strategies and financial markets.

Investment Guides

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Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.
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T. rowe price Privacy Policy

In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

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We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.
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We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

This Privacy Policy applies to the following T. Rowe Price family of companies:

T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.

 For mutual fund or T. Rowe Price Brokerage information

Investor Services

1-800-638-5660

For existing accounts

Shareholder Services

1-800-225-5132

For the hearing impaired

1-800-367-0763

For performance, prices,
account information, or
to conduct transactions

Tele*Access®

24 hours, 7 days
1-800-638-2587

Internet address

troweprice.com

Plan Account Line

For retirement plan
investors: The
appropriate 800
number appears on your retirement account statement.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call
1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-
mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

Investor Centers

For directions, call
1-800-225-5132 or
visit our Web site

Baltimore Area

Downtown

105 East Lombard Street

Owings Mills

Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Chicago Area

1900 Spring Road
Suite 104
Oak Brook

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street
Suite 270
Woodland Hills

New Jersey/New York Area

51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area

1990 N. California Boulevard
Suite 100
Walnut Creek

Tampa

4211 W. Boy Scout Boulevard
8th Floor

Washington, D.C. Area

Downtown

900 17th Street, N.W.
Farragut Square

Tysons Corner

1600 Tysons Boulevard
Suite 150

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F17-040 5/1/03
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

1940 Act File No. 811-07749

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The date of this Statement of Additional Information is May 1, 2003.
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T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. Rowe Price Blue Chip Growth Fund—Advisor Class

T. Rowe Price Blue Chip Growth Fund—R Class

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. Rowe Price Equity Income Fund—Advisor Class

T. Rowe Price Equity Income Fund—R Class

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. Rowe Price Growth Stock Fund—Advisor Class

T. Rowe Price Growth Stock Fund—R Class

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.

T. Rowe Price Equity Index 500 Fund

T. Rowe Price Extended Equity Market Index Fund

T. Rowe Price Total Equity Market Index Fund

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. Rowe Price Institutional Large-Cap Growth Fund

T. Rowe Price Institutional Large-Cap Value Fund

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

T. Rowe Price Institutional Small-Cap Stock Fund

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. Rowe Price Mid-Cap Growth Fund—Advisor Class

T. Rowe Price Mid-Cap Growth Fund—R Class

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. Rowe Price Mid-Cap Value Fund—Advisor Class

T. Rowe Price Mid-Cap Value Fund—R Class

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. Rowe Price Science & Technology Fund—Advisor Class

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. Rowe Price Small-Cap Stock Fund—Advisor Class

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. Rowe Price Small-Cap Value Fund—Advisor Class

T. ROWE PRICE VALUE FUND, INC.

T. Rowe Price Value Fund—Advisor Class

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C20-043 5/1/03
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Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

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This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2003, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").
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Each fund`s financial statements for the fiscal period ended December 31, 2002, and the report of independent accountants are included in each fund`s Annual Report and incorporated by reference into this Statement of Additional Information.
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If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

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TABLE OF CONTENTS

	Page		Page

Capital Stock	82	Legal Counsel	84
Code of Ethics	69	Management of the Fund	30
Custodian	69	Net Asset Value per Share	76
Distributor for the Fund	67	Organization of the Fund	83
Dividends and Distributions	76	Other Shareholder Services	66
Federal Registration of Shares	83	Portfolio Management Practices	15
Independent Accountants	84	Portfolio Transactions	69
Investment Management Services	59	Pricing of Securities	75
Investment Objectives and Policies	3	Principal Holders of Securities	57
Investment Performance	78	Ratings of Corporate Debt Securities	89
Investment Program	7	Risk Factors	3
Investment Restrictions	27	Tax Status	77
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INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each fund`s investment objectives and policies discussed in each fund`s prospectus.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund`s operating policies are subject to change by each Board of Directors/Trustees without shareholder approval. Each fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

Investment Company Act of 1940 ("1940 Act")

Securities and Exchange Commission ("SEC")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

Moody`s Investors Service, Inc. ("Moody`s")

Standard & Poor`s Corporation ("S&P")

Internal Revenue Code of 1986 ("Code")

T. Rowe Price International, Inc. ("T. Rowe Price International")

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. .The fund is not a money market fund and is not an appropriate investment for those whose primary objective is .principal stability. The fund will normally have substantially all.(for the Balanced Fund 50-70% and for the Capital Appreciation Fund at least 50%)

of its assets in equity securities (e.g., common stocks). This portion of the fund`s assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions.

Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

Foreign securities

The fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States` economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures. In 2002, many countries throughout the world struggled economically in the face of a severe decline in the U.S. stock market, a weak American economy, threats of war, and terrorism.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund`s assets denominated in that currency. Such changes will also affect the fund`s income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund`s securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund`s securities denominated in that currency would be expected to decline.

Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund`s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund`s investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund`s shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the fund`s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund`s shareholders.

Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country`s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund`s assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund`s interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan`s economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in each fund`s prospectus.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

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Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
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Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund`s investment in hybrid instruments will account for more than 10% of the fund`s return (positive or negative).

Illiquid or Restricted Securities

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Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund`s Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.
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Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund`s Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund`s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund`s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund`s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
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Warrants

The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Debt Securities

Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Financial Services, Global Technology, Growth & Income, Health Sciences, Institutional Large-Cap Value, Institutional Small-Cap Stock, Media & Telecommunications, Mid-Cap Value, New Era, Real Estate, Small-Cap Stock, Small-Cap Value, and Value Funds

Debt Obligations Although a majority of the fund`s assets are invested in common stocks, the fund may invest in convertible securities, corporate and government debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund`s objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund`s investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default—the nonpayment of interest or principal by the issuer—than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody`s or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

Special Risks of High-Yield Investing The fund may invest in low-quality bonds, commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price`s credit analysis than would be the case if the fund were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available, and judgment may play a greater role in the valuation process.

Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper and Commercial Notes  Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

Foreign Government Securities  Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Supranational Agencies  Securities of certain supranational entities, such as the International Development Bank.

When-Issued Securities and Forward Commitment Contracts

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The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.
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To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund`s net asset value than if the fund did not purchase them.

Mortgage-Related Securities

Balanced Fund

Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities` weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market`s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation

("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality`s right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen`s Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

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U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.
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Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund`s quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund`s quality standards.

Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund`s net assets. Under the staff`s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund`s Board of Directors. The fund`s Board of Directors has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue`s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

Asset-Backed Securitiesn

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Real Estate and REIT Risk

Primarily Real Estate Fund (but also any other fund investing in REITs)

Investors in the fund may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the fund invests to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the fund.

Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the fund invests in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

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Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the
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securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.
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Interfund Borrowing and Lending

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The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors/Trustees of the Price Funds.
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Repurchase Agreements

The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements, which do not provide for payment within seven days, will be treated as illiquid securities. The fund will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the fund`s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Reverse Repurchase Agreements

Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

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The fund may invest its cash reserves primarily in one or more money market funds established for the exclusive .use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money .market funds are in operation: T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve .Investment Fund, each a series of the T. Rowe Price Reserve Investment Funds, Inc..Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.
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Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the investment manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

Options

Options are a type of potentially high-risk derivative.

Writing Covered Call Options

The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income, which should serve to enhance the fund`s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund`s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do) but capable of enhancing the fund`s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the fund has written expires, the fund will realize a gain in the amount of the premium;

however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund`s policy, which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund`s loss could be significant.

The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis. This means that the fund would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund`s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The fund will not commit more than 5% of its assets to premiums when purchasing put options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund`s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

Options

Options are a type of potentially high-risk derivative.

The only option activity the funds currently may engage in is the purchase of S&P 500 call options for the Equity Index 500 Fund, or the purchases of call options on any indices that may be consistent with the investment programs for the Extended Equity Market Index and Total Equity Market Index Funds. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the funds reserve the right to engage in other options activity.

All funds

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

The Equity Index 500 Portfolio may only enter into stock index futures which are appropriate for its investment program to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. It will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the fund`s portfolio, as a cash management tool, or as an efficient way for T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund`s portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund`s portfolio securities.

Interest rate or currency futures contracts may be usedas a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The fund will enter into futures contracts, which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low-cost means of implementing the fund`s objectives in these areas.

Regulatory Limitations

If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund`s assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund`s assets to cover or identified accounts could impede portfolio management or the fund`s ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund`s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions, which would operate to terminate the fund`s position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund`s underlying instruments sought to be hedged.

Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the fund`s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund`s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

The fund may purchase and sell options on the same types of futures in which it may invest.

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Special Risks of Transactions in Options on Futures Contracts

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The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.
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Additional Futures and Options Contracts

Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund`s order is placed and the time it is liquidated, offset, or exercised.

All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a .future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at .a price set at the time of the contract. These contracts are principally traded in the interbank market conducted .directly between currency traders (usually large, commercial banks) and their customers. A forward contract .generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may .enter into forward contracts for a variety of purposes in connection with the management of the foreign .securities portion of its portfolio.. The fund`s use of such contracts would include, but not be limited to, the following:

First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

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The fund may enter into forward contracts for any other purpose consistent with the fund`s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund`s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.
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At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund`s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The fund`s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

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The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.
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These transactions will be considered to have been closed at the end of the fund`s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.
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Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

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In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.
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Entering into certain options, futures contracts, swaps, or forward foreign exchange contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.
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The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund`s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the fund`s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

(a)Industry Concentration (All funds except Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry;

(b)Industry Concentration (Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund`s prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund`s prospectus; (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund`s prospectus.

Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the fund`s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

All funds except Institutional Large-Cap Growth Fund

Percent Limit on Assets Invested in Any One Issuer.Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund`s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer.Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

All funds

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Senior Securities Issue senior securities except in compliance with the 1940 Act; or

Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction (3):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

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Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s Global Industry Classification Standard for all funds other than Developing Technologies, Global Technology, Media & Telecommunications, New Era, and Science & Technology Funds. The industries classification for Developing Technologies, Global Technology, Media & Telecommunications, New Era, and Science & Technology Funds are determined by reference to industry classifications set forth in their semiannual and annual reports.
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It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Operating Policies

As a matter of operating policy, the fund may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

Control of Portfolio Companies in companies for the purpose of exercising management or control;

Futures Contracts Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund`s net asset value;

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Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;
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Investment Companies  Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the fund`s total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

Short Sales Effect short sales of securities; or

Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

For Blue Chip Growth, Capital Opportunity, Developing Technologies, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, Media & Telecommunications, Mid-Cap Value, Real Estate, and Value Funds:

Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

MANAGEMENT OF the fund

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The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.
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The fund is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The Board also is responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors/trustees who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.
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The Committee of Independent Directors/Trustees, which consists of all of the independent directors/trustees of the funds, is responsible for selecting candidates for election as independent directors/trustees to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting during the last fiscal year.
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The Joint Audit Committee is comprised of David K. Fagin, Hanne M. Merriman, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds` operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met two times in 2002. All members of the committee participated in the meetings.
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The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

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Independent Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1/28/45 105 portfolios	Since later of 2001 or year of incorporation(b)	Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1/27/43 105 portfolios	Since later of 1982 or year of incorporation(b)	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 4/9/38 105 portfolios	Since later of 1988 or year of incorporation(b)	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
F. Pierce Linaweaver 8/22/34 105 portfolios	Since later of 2001 or year of incorporation(b)	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
Hanne M. Merriman 11/16/41 105 portfolios	Since later of 1994 or year of incorporation(b)	Retail Business Consultant	Ann Taylor Stores Corporation, Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
John G. Schreiber 10/21/46 105 portfolios	Since later of 2001 or year of incorporation(b)	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust, Host Marriott Corporation, and The Rouse Company, real estate developers
Hubert D. Vos 8/2/33 105 portfolios	Since later of 1986 or year of incorporation(b)	Owner/President, Stonington Capital Corporation, a private investment company	None
Paul M. Wythes 6/23/33 105 portfolios	Since later of 1982 or year of incorporation(b)	Founding Partner of Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States	Teltone Corporation
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*All information about the directors was current as of December 31, 2002.
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(a)Each director serves until election of a successor.

(b)See years of incorporation in the following table.

Incorporation Years
Corporation	Year of Incorporation
Balanced Fund	1991
Blue Chip Growth Fund	1993
Capital Appreciation Fund	1986
Capital Opportunity Fund	1994
Developing Technologies Fund	2000
Diversified Small-Cap Growth Fund	1997
Dividend Growth Fund	1992
Equity Income Fund	1985
Financial Services Fund	1996
Global Technology Fund	2000
Growth & Income Fund	1982
Growth Stock Fund	1950
Health Sciences Fund	1995
Index Funds	1989
Institutional Equity Funds	1996
Media & Telecommunications Fund	1993
Mid-Cap Growth Fund	1992
Mid-Cap Value Fund	1996
New America Growth Fund	1985
New Era Fund	1968
New Horizons Fund	1960
Real Estate Fund	1997
Science & Technology Fund	1987
Small-Cap Stock Fund	1988
Small-Cap Value Fund	1988
Value Fund	1994

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Inside Directors*
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Name, Date of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(a)and Length of Time Served	Principal Occupation(s)During Past 5 Years	Other Directorshipsof Public Companies
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James A.C. Kennedy 8/15/53 37 portfolios	Since later of 1992 or year of incorporation(b)	Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.Vice President, Balanced Fund, Institutional Equity Funds, Mid-Cap Value Fund, New Era Fund, and Small-Cap Stock Fund	None

John H. Laporte 7/26/45 15 portfolios	Since later of 1985 or year of incorporation(b)	Vice President, T. Rowe Price; Director and Vice President, T. Rowe Price Group, Inc.; President, New Horizons Fund; Vice President, Diversified Small-Cap Growth Fund, Health Sciences Fund, and New America Growth Fund
None

James S. Riepe 6/25/43 105 portfolios	Since later of 1982 or year of incorporation(b)	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited Chairman of the Board, all funds
None

M. David Testa 4/22/44 105 portfolios	Since later of 1991 or year of incorporation(b)	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company President, Institutional Equity Funds; Vice President, Balanced Fund and Capital Appreciation Fund
None

*All information about the directors was current as of December 31, 2002.

(a)Each director serves until election of a successor.

(b)See years of incorporation in the table above.

Officers

Name, Date of Birth, and Principal Occupations	Position(s) Held With Fund(s)

Kennard Allen, Formerly, Equtiy Research Intern, Tonge Investment Advisors (2000); student; Colby Collge, (2000)	Vice President, Developing Technologies Fund, and Science & Technology Fund
Francisco Alonso, 1/27/78 Vice President, T. Rowe Price; formerly, intern, Morgan Stanley Dean Witter (2000); student, Miami University of Ohio (2000)	Vice President, New Horizons Fund and Small-Cap Stock Fund

Jeffrey A. Arricale, 4/11/71 Employee, T. Rowe Price; formerly, student, the Wharton School, University of Pennsylvania (2001); manager, assurance, KPMG LLP (1999)	Vice President, Capital Opportunity Fund, Financial Services Fund, Growth & Income Fund, and New America Growth Fund

Preston G. Athey, 7/17/49 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Stock Fund, Small-Cap Value Fund; Vice President, Institutional Equity Funds

Eugene F. Bair, 12/11/69
Assistant Vice President, T. Rowe Price; formerly, Monument
Investment Advisers (1998); equity trader, Legg Mason Wood
Walker (1997); Chartered Financial Analyst; Certified Public
Accountant
Executive Vice President, Index Trust; Vice President, Diversified Small-Cap Growth Fund

Carol G. Bartha, 1/4/42 Employee, T. Rowe Price	Assistant Vice President, Growth Stock Fund

P. Robert Bartolo, 12/28/44 Formerly, summer intern, T. Rowe Price (2001); Director of Finance, MGM Mirage, Inc.	Vice President, Media & Telecommunications Fund
R. Scott Berg, Formerly, intern, T. Rowe Price (2001); Financial Analysis and Planning Manager, Mead Consumer and Office Products	Vice President, New America Growth Fund
Brian W.H. Berghuis, 10/12/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Mid-Cap Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, New Horizons Fund

Christopher A. Berrier, Formerly, intern, Morgan Stanley Dea Witter; intern, Risss Capital Partners	Vice President, New Horizons Fund
Laurie M. Bertner, 10/8/77 Vice President, T. Rowe Price; formerly, student at Emory University, Atlanta (2000)	Vice President, Growth Income Fund and Health Sciences Fund

Stephen W. Boesel, 12/28/44 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Capital Appreciation Fund; Vice President, Balanced Fund, Equity Income Fund, Growth & Income Fund, Real Estate Fund, and Value Fund
Stephen W. Booth, 6/21/61Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, all funds except Financial Services Fund and Index Trust

Brace C. Brooks, 1/10/67 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, senior equity analyst, Johnston, Lemon & Co. (1997)	Vice President, Small-Cap Stock Fund

Christopher W. Carlson, 1/27/67 Vice President, T. Rowe Price Group, Inc.; formerly, NASDAQ trader, Deutsche Bank Alex. Brown (1997)	Vice President, Developing Technologies Fund and New Horizons Fund

Joseph A. Carrier, 12/30/60 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.	Treasurer, all funds

Arthur B. Cecil III, 9/15/42 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Appreciation Fund, Equity Income Fund, and Growth & Income Fund

D. Kyle Cerminara, Formerly, Investment Banking Analyst, Legg Mason Wood Walker	Vice President, Financial Services Fund
Kara Cheseby, 10/9/63 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Media & Telecommunications Fund, Mid-Cap Value Fund, and Value Fund

Giri Devulapally, 11/18/67 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Developing Technologies Fund, Dividend Growth Fund, Global Technology Fund, Growth & Income Fund, Growth Stock Fund, Media & Telecommunications Fund, New America Growth Fund, and Science & Technology Fund

Wendy R. Diffenbaugh, 10/2/539 Assistant Vice President, T. Rowe Price	Vice President, Balanced Fund and Index Trust

Anna M. Dopkin, 9/5/67 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Financial Services Fund; Vice President, Equity Income Fund, Growth Stock Fund, Institutional Equity Funds, Mid-Cap Growth Fund, and Real Estate Fund

Donald J. Easley, 11/28/71 Vice President, T. Rowe Price; formerly, credit analyst, Bank of New York (1998)	Vice President, Blue Chip Growth Fund, Global Technology Fund, and Science & Technology Fund

Henry M. Ellenbogen, 1/21/71 Vice President, T. Rowe Price; formerly, Executive Vice President, Business Development, HelloAsia (2001); chief of staff, U.S. Representative Peter Deutsch (1995)	Vice President, Blue Chip Growth Fund, Media & Telecommunications Fund, Mid-Cap Growth Fund, and Mid-Cap Value Fund

Hugh M. Evans III, 5/17/66 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Vice President, New Horizons Fund, Small-Cap Stock Fund and Small-Cap Value Fund

Joseph B. Fath, Formerly, intern, T. Rowe Price (2001); Chief Financial Officer and Co-founder, Broadform, Inc.	Vice President, New Horizons Fund
Roger L. Fiery, III, 2/10/59 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, all funds except Equtiy Income Fund, Financial Services Fund, and Index Trust
John R. Ford, 11/25/57 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.	Vice President, Growth Stock Fund

Robert N. Gensler, 10/18/57 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Global Technology Fund and Media & Telecommunications Fund; Vice President, Blue Chip Growth Fund, Developing Technologies Fund, Growth Stock Fund, Mid-Cap Growth Fund, and Science & Technology Fund

Eric M. Gerster, 3/23/71 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Developing Technologies Fund, Global Technology Fund, Media & Telecommunications Fund, New America Growth Fund, New Horizons Fund, and Science & Technology Fund

David R. Giroux, 6/8/75 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Formerly, commercial credit analyst, HillsdaleCounty National Bank (1997); Chartered Financial Analyst	Vice President, Capital Appreciation Fund, Capital Opportunity Fund, Dividend Growth Fund, Growth & Income Fund, and Value Fund

Jill L. Hauser, 6/23/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Capital Opportunity Fund, Developing Technologies Fund, Global Technology Fund, and Science & Technology Fund

Francies W. Hawks, 2/2/44 Assistant Vice President, T. Rowe Price	Assistant Vice President, New Horizons Fund and Small-Cap Value Fund

Ann M. Holcomb, 1/16/72 Assistant Vice President, T. Rowe Price	Executive Vice President, Index Trust

Michael W. Holton, 9/25/68 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Vice President, Capital Opportunity Fund, Dividend Growth Fund, Financial Services Fund, Growth & Income Fund and Value Fund

Henry H. Hopkins, 12/23/42
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President, all funds


Thomas J. Huber, 9/23/66 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;	President, Dividend Growth Fund; Vice President, Blue Chip Growth Fund, and Real Estate Fund

Stephen C. Jansen, 12/12/68 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International	Vice President, Global Technology Fund and Media & Telecommunications Fund

Kris H. Jenner, 2/5/62 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Health Sciences Fund; Vice President, Blue Chip Growth Fund, Growth Stock Fund, Mid-Cap Growth Fund, New Horizons Fund, and Small-Cap Stock Fund

Lewis Johnson, 9/20/69
Vice President, T. Rowe Price; formerly, equity analyst intern,
Capital Research Company (1999); student, the Wharton
School, University of Pennsylvania (1998); Vice President,
American Yarn Spinners Association (1998)
Vice President, New Era Fund

Krista M. Kennedy, 12/29/73
Employee, T. Rowe Price; formerly, student, Tuck School
of Business, Dartmouth (2001); intern, Aetna Financial
Services (2001); investment associate, Putman
Investments (1999); project coordinator, Thomson
Financial Services (1997)
Vice President, Diversified Small-Cap Growth Fund

Susan J. Klein, 4/18/50 Vice President, T. Rowe Price	Vice President, Health Sciences Fund New Era Fund, and Small-Cap Value Fund

J. Jeffrey Lang, 1/10/62 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds

David M. Lee, 11/13/62 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Real Estate Fund; Vice President, Capital Appreciation Fund, Dividend Growth Fund, Growth & Income Fund, and New Era Fund

Christopher R. Leonard, 1/11/73 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, research associate, Morgan Stanley Dean Witter (1997)	Vice President, Blue Chip Growth Fund, Health Sciences Fund, and New America Growth Fund

Nathaniel S. Levy, 7/13/62 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund

John D. Linehan, 1/21/65 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International; Chartered Financial Analyst	Executive Vice President, Value Fund; Vice President, Equity Income Fund, Institutional Equity Funds, and New Era Fund

Patricia B. Lippert, 1/12/53 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds

Anh Lu, 6/11/68 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Global Technology Fund and Science & Technology Fund

Robert J. Marcotte, 3/6/62 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Mid-Cap Growth Fund, New America Growth Fund and Small-Cap Stock Fund

Jay S. Markowitz,12/19/62
Employee, T. Rowe Price; formerly, transplant surgeon
and Assistant Professor of Surgery, Johns Hopkins
University School of Medicine (2001); Assistant
Professor of Surgery, University of Medicine and
Dentistry of New Jersey (1997)
Vice President, Health Sciences Fund and New Horizons Fund

Gregory A. McCrickard, 10/19/58 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	President, Small-Cap Stock Fund; Executive Vice President, Institutional Equity Funds; Vice President, Mid-Cap Value Fund and Small-Cap Value Fund
Heather K. McPherson, Formerly, intern, Salomon Smith Barney (2000); Vice President of Finance and Administration, Putnam Lowell Securities, Inc.	Vice President, Capital Appreciation Fund and Mid-Cap Value Fund

Joseph M. Milano, 9/14/72 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst	Executive Vice President, New America Growth Fund; Vice President, Financial Services Fund, Global Technology Fund, Institutional Equity Funds, Mid-Cap Growth Fund, Mid-Cap Value Fund, New Horizons Fund, Small-Cap Stock Fund, Small-Cap Value Fund and Value Fund


Raymond A. Mills, 12/3/60 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Chartered Financial Analyst	Vice President, Balanced Fund

M. Christine Munoz, 12/2/62 Vice President, T. Rowe Price	Vice President, Index Trust
Sudnir Nanda, Assistant Vice President, T. Rowe Price; formerly Assistant Professor of Finance, Penn State University at Harrisburg	Vice President, Diversified Small-Cap Growth Fund, and Index Trust

Philip A. Nestico, 8/3/76 Employee, T. Rowe Price; formerly, student, Bucknell University (1998)	Vice President, Capital Opportunity Fund, Diversified Small-Cap Growth Fund, Financial Services Fund, and Real Estate Fund

Edmund M. Notzon III, 10/1/45 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Vice President, Balanced Fund

Charles M. Ober, 4/20/50 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, New Era Fund; Vice President, Capital Appreciation Fund and Real Estate Fund

Curt J. Organt, 1/5/68 Vice President, T. Rowe Price	Vice President, Mid-Cap Value Fund, Small-Cap Stock Fund and Small-Cap Value Fund

Timothy R. Parker, 11/9/74 Employee, T. Rowe Price; formerly, student, Darden Graduate School, University of Virginia (2001); investment banking analyst, Robert W. Baird & Co. Inc. (1999)	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, and New Era Fund

Charles G. Pepin, 4/23/66 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Health Sciences Fund, Institutional Equity Funds, Mid-Cap Value Fund, New America Growth Fund, New Horizons Fund, Small-Cap Stock Fund, and Small-Cap Value Fund

Donald J. Peters, 7/3/59 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Diversified Small-Cap Growth Fund

D. James Prey III, 11/26/59 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Global Technology Fund, Growth Stock Fund, Media & Telecommunications Fund, and Science & Technology Fund

Larry J. Puglia, 8/25/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Blue Chip Growth Fund; Vice President, Financial Services Fund and Growth Stock Fund

Karen M. Regan, 4/16/67 Assistant Vice President, T. Rowe Price	Vice President, Blue Chip Growth Fund, Dividend Growth Fund, and Growth & Income Fund

Brian C. Rogers, 6/27/55 Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price and T. Rowe Price Trust Company	President, Equity Income Fund and Value Fund; Executive Vice President, Institutional Equity Funds; Vice President, Capital Appreciation Fund and Real Estate Fund

Jeffrey Rottinghaus, 2/20/70 Employee, T. Rowe Price; formerly, student, the Wharton School, University of Pennsylvania (2001); information technology consultant, Kelly-Lewey & Associates (1999)	Vice President, Blue Chip Growth Fund, Developing Technologies Fund, Dividend Growth Fund, Global Technology Fund, Growth & Income Fund, and Science & Technology Fund

Philip W. Ruedi, 7/2/71 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly, investment banking analyst, John Nuveen and Co. (1997)	Vice President, Mid-Cap Growth Fund

Robert W. Sharps, 6/10/71 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chartered Financial Analyst; Certified Public Accountant	President, Growth & Income Fund; Vice President, Blue Chip Growth Fund, Financial Services Fund, Growth Stock Fund, Institutional Equity Funds, and New America Growth Fund

John Carl A. Sherman, 9/3/72 Vice President, T. Rowe Price International; formerly, analyst, JPMorgan Securities (1998)	Vice President, Health Sciences Fund

Robert W. Smith, 4/11/61 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	President, Growth Stock Fund and New America Growth Fund; Executive Vice President, Institutional Equity Funds; Vice President, Blue Chip Growth Fund, Growth & Income Fund, and Media & Telecommunications Fund

Michael F. Sola, 7/21/69 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Developing Technologies Fund and Science & Technology Fund; Vice President, Global Technology Fund, Growth Stock Fund, New Horizons Fund, and Small-Cap Stock Fund

William J. Stromberg, 3/10/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Capital Opportunity Fund; Vice President, Dividend Growth Fund, Equity Income Fund, Financial Services Fund, and Real Estate Fund

Dean Tenerelli, 12/7/64 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International	Vice President, Media & Telecommunications Fund

Mark J. Vaselkiv, 7/22/58 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Balanced Fund

J. David Wagner, 2/25/74
Vice President, T. Rowe Price; formerly, student, Darden
Graduate School of Business Administration, University
of Virginia (2000); associate analyst, National Economic
Research Associates (1996)
Vice President, Financial Services Fund, Mid-Cap Value Fund, New Era Fund, Small-Cap Stock Fund and Small-Cap Value Fund

John F. Wakeman, 11/25/62 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Executive Vice President, Mid-Cap Growth Fund; Vice President, Institutional Equity Funds and New Horizons Fund

David J. Wallack, 7/2/60 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Mid-Cap Value Fund; Vice President, Capital Appreciation Fund, Institutional Equity Funds, New Era Fund, Small-Cap Value Fund, and Value Fund
Julie L. Waples, 5/12/70 Assistant Vice President, T. Rowe Price	Vice President, all funds except Financial Services Fund and Index Trust

Dale E. West, 1/21/69
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price
International; formerly, student, Stanford University MBA
program (1998); Foreign Service Officer, U.S. Information
Agency, Bucharest, Romania (1996)
Vice President, Media & Telecommunications Fund

Richard T. Whitney, 5/7/58 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.	President, Balanced Fund and Index Trust; Executive Vice President, Diversified Small-Cap Growth Fund; Vice President, Capital Opportunity Fund and Institutional Equity Funds

Paul W. Wojcik, 11/28/70 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	President, Diversified Small-Cap Growth Fund

R. Candler Young, 9/28/71
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.;
Formerly, Investment Banking Summer Associate, Goldman
Sachs & Co. (1998); Equity Research Analyst, Donaldson,
Lufkin & Jenrette (1997)
Vice President, Growth & Income Fund, Mid-Cap Growth Fund, New America Growth Fund, and New Horizons Fund

Wenhua Zhang, 3/14/70 Employee, T. Rowe Price; formerly, student, the Wharton School, University of Pennsylvania (2001); Swiss Reinsurance Company (1999)	Vice President, Developing Technologies Fund, Global Technology Fund, and Small-Cap Stock Fund

(a)Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Director Compensation Table

The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Balanced Fund
Anthony W. Deering	$1,520	$110,000
Donald W. Dick, Jr.	1,520	110,000
David K. Fagin	1,536	112,000
F. Pierce Linaweaver	1,536	113,000
Hanne M. Merriman	1,520	110,000
John G. Schreiber	1,536	112,000
Hubert D. Vos	1,520	110,000
Paul M. Wythes	1,536	112,000
Blue Chip Growth Fund
Anthony W. Deering	$3,900	$110,000
Donald W. Dick, Jr.	3,900	110,000
David K. Fagin	3,966	112,000
F. Pierce Linaweaver	3,966	113,000
Hanne M. Merriman	3,900	110,000
John G. Schreiber	3,966	112,000
Hubert D. Vos	3,900	110,000
Paul M. Wythes	3,966	112,000
Capital Appreciation Fund
Anthony W. Deering	$1,540	$110,000
Donald W. Dick, Jr.	1,540	110,000
David K. Fagin	1,553	112,000
F. Pierce Linaweaver	1,553	113,000
Hanne M. Merriman	1,540	110,000
John G. Schreiber	1,553	112,000
Hubert D. Vos	1,540	110,000
Paul M. Wythes	1,553	112,000
Capital Opportunity Fund
Anthony W. Deering	$594	$110,000
Donald W. Dick, Jr.	594	110,000
David K. Fagin	595	112,000
F. Pierce Linaweaver	595	113,000
Hanne M. Merriman	594	110,000
John G. Schreiber	595	112,000
Hubert D. Vos	594	110,000
Paul M. Wythes	595	112,000
Developing Technologies Fund
Anthony W. Deering	$568	$110,000
Donald W. Dick, Jr.	568	110,000
David K. Fagin	568	112,000
F. Pierce Linaweaver	568	113,000
Hanne M. Merriman	568	110,000
John G. Schreiber	568	112,000
Hubert D. Vos	568	110,000
Paul M. Wythes	568	112,000
Diversified Small-Cap Growth Fund
Anthony W. Deering	$591	$110,000
Donald W. Dick, Jr.	591	110,000
David K. Fagin	592	112,000
F. Pierce Linaweaver	592	113,000
Hanne M. Merriman	591	110,000
John G. Schreiber	592	112,000
Hubert D. Vos	591	110,000
Paul M. Wythes	592	112,000
Dividend Growth Fund
Anthony W. Deering	$914	$110,000
Donald W. Dick, Jr.	914	110,000
David K. Fagin	920	112,000
F. Pierce Linaweaver	920	113,000
Hanne M. Merriman	914	110,000
John G. Schreiber	920	112,000
Hubert D. Vos	914	110,000
Paul M. Wythes	920	112,000
Equity Income Fund
Anthony W. Deering	$5,000	$110,000
Donald W. Dick, Jr.	5,000	110,000
David K. Fagin	5,083	112,000
F. Pierce Linaweaver	5,083	113,000
Hanne M. Merriman	5,000	110,000
John G. Schreiber	5,083	112,000
Hubert D. Vos	5,000	110,000
Paul M. Wythes	5,083	112,000
Equity Index 500 Fund
Anthony W. Deering	$2,342	$110,000
Donald W. Dick, Jr.	2,342	110,000
David K. Fagin	2,376	112,000
F. Pierce Linaweaver	2,376	113,000
Hanne M. Merriman	2,342	110,000
John G. Schreiber	2,376	112,000
Hubert D. Vos	2,342	110,000
Paul M. Wythes	2,376	112,000
Extended Equity Market Index Fund
Anthony W. Deering	$598	$110,000
Donald W. Dick, Jr.	598	110,000
David K. Fagin	599	112,000
F. Pierce Linaweaver	599	113,000
Hanne M. Merriman	598	110,000
John G. Schreiber	599	112,000
Hubert D. Vos	598	110,000
Paul M. Wythes	599	112,000
Financial Services Fund
Anthony W. Deering	$728	$110,000
Donald W. Dick, Jr.	728	110,000
David K. Fagin	730	112,000
F. Pierce Linaweaver	730	113,000
Hanne M. Merriman	728	110,000
John G. Schreiber	730	112,000
Hubert D. Vos	728	110,000
Paul M. Wythes	730	112,000
Global Technology Fund
Anthony W. Deering	$595	$110,000
Donald W. Dick, Jr.	595	110,000
David K. Fagin	595	112,000
F. Pierce Linaweaver	595	113,000
Hanne M. Merriman	595	110,000
John G. Schreiber	595	112,000
Hubert D. Vos	595	110,000
Paul M. Wythes	595	112,000
Growth & Income Fund
Anthony W. Deering	$1,733	$110,000
Donald W. Dick, Jr.	1,733	110,000
David K. Fagin	1,757	112,000
F. Pierce Linaweaver	1,757	113,000
Hanne M. Merriman	1,733	110,000
John G. Schreiber	1,757	112,000
Hubert D. Vos	1,733	110,000
Paul M. Wythes	1,757	112,000
Growth Stock Fund
Anthony W. Deering	$2,966	$110,000
Donald W. Dick, Jr.	2,966	110,000
David K. Fagin	3,011	112,000
F. Pierce Linaweaver	3,011	113,000
Hanne M. Merriman	2,966	110,000
John G. Schreiber	3,011	112,000
Hubert D. Vos	2,966	110,000
Paul M. Wythes	3,011	112,000
Health Sciences Fund
Anthony W. Deering	$1,024	$110,000
Donald W. Dick, Jr.	1,024	110,000
David K. Fagin	1,032	112,000
F. Pierce Linaweaver	1,032	113,000
Hanne M. Merriman	1,024	110,000
John G. Schreiber	1,032	112,000
Hubert D. Vos	1,024	110,000
Paul M. Wythes	1,032	112,000
Institutional Large-Cap Growth Fund
Anthony W. Deering	$558	$110,000
Donald W. Dick, Jr.	558	110,000
David K. Fagin	558	112,000
F. Pierce Linaweaver	558	113,000
Hanne M. Merriman	558	110,000
John G. Schreiber	558	112,000
Hubert D. Vos	558	110,000
Paul M. Wythes	558	112,000
Institutional Large-Cap Value Fund
Anthony W. Deering	$558	$110,000
Donald W. Dick, Jr.	558	110,000
David K. Fagin	558	112,000
F. Pierce Linaweaver	558	113,000
Hanne M. Merriman	558	110,000
John G. Schreiber	558	112,000
Hubert D. Vos	558	110,000
Paul M. Wythes	558	112,000
Institutional Mid-Cap Equity Growth Fund
Anthony W. Deering	$724	$110,000
Donald W. Dick, Jr.	724	110,000
David K. Fagin	727	112,000
F. Pierce Linaweaver	727	113,000
Hanne M. Merriman	724	110,000
John G. Schreiber	727	112,000
Hubert D. Vos	724	110,000
Paul M. Wythes	727	112,000
Institutional Small-Cap Stock Fund
Anthony W. Deering	$745	$110,000
Donald W. Dick, Jr.	745	110,000
David K. Fagin	747	112,000
F. Pierce Linaweaver	747	113,000
Hanne M. Merriman	745	110,000
John G. Schreiber	747	112,000
Hubert D. Vos	745	110,000
Paul M. Wythes	747	112,000
Media & Telecommunications Fund
Anthony W. Deering	$843	$110,000
Donald W. Dick, Jr.	843	110,000
David K. Fagin	848	112,000
F. Pierce Linaweaver	848	113,000
Hanne M. Merriman	843	110,000
John G. Schreiber	848	112,000
Hubert D. Vos	843	110,000
Paul M. Wythes	848	112,000
Mid-Cap Growth Fund
Anthony W. Deering	$4,149	$110,000
Donald W. Dick, Jr.	4,149	110,000
David K. Fagin	4,211	112,000
F. Pierce Linaweaver	4,211	113,000
Hanne M. Merriman	4,149	110,000
John G. Schreiber	4,211	112,000
Hubert D. Vos	4,149	110,000
Paul M. Wythes	4,211	112,000
Mid-Cap Value Fund
Anthony W. Deering	$1,039	$110,000
Donald W. Dick, Jr.	1,039	110,000
David K. Fagin	1,043	112,000
F. Pierce Linaweaver	1,043	113,000
Hanne M. Merriman	1,039	110,000
John G. Schreiber	1,043	112,000
Hubert D. Vos	1,039	110,000
Paul M. Wythes	1,043	112,000
New America Growth Fund
Anthony W. Deering	$1,098	$110,000
Donald W. Dick, Jr.	1,098	110,000
David K. Fagin	1,109	112,000
F. Pierce Linaweaver	1,109	113,000
Hanne M. Merriman	1,098	110,000
John G. Schreiber	1,109	112,000
Hubert D. Vos	1,098	110,000
Paul M. Wythes	1,109	112,000
New Era Fund
Anthony W. Deering	$1,164	$110,000
Donald W. Dick, Jr.	1,164	110,000
David K. Fagin	1,175	112,000
F. Pierce Linaweaver	1,175	113,000
Hanne M. Merriman	1,164	110,000
John G. Schreiber	1,175	112,000
Hubert D. Vos	1,164	110,000
Paul M. Wythes	1,175	112,000
New Horizons Fund
Anthony W. Deering	$2,995	$110,000
Donald W. Dick, Jr.	2,995	110,000
David K. Fagin	3,045	112,000
F. Pierce Linaweaver	3,045	113,000
Hanne M. Merriman	2,995	110,000
John G. Schreiber	3,045	112,000
Hubert D. Vos	2,995	110,000
Paul M. Wythes	3,045	112,000
Real Estate Fund
Anthony W. Deering	$613	$110,000
Donald W. Dick, Jr.	613	110,000
David K. Fagin	615	112,000
F. Pierce Linaweaver	615	113,000
Hanne M. Merriman	613	110,000
John G. Schreiber	615	112,000
Hubert D. Vos	613	110,000
Paul M. Wythes	615	112,000
Science & Technology Fund
Anthony W. Deering	$3,014	$110,000
Donald W. Dick, Jr.	3,014	110,000
David K. Fagin	3,071	112,000
F. Pierce Linaweaver	3,071	113,000
Hanne M. Merriman	3,014	110,000
John G. Schreiber	3,071	112,000
Hubert D. Vos	3,014	110,000
Paul M. Wythes	3,071	112,000
Small-Cap Stock Fund
Anthony W. Deering	$2,543	$110,000
Donald W. Dick, Jr.	2,543	110,000
David K. Fagin	2,571	112,000
F. Pierce Linaweaver	2,571	113,000
Hanne M. Merriman	2,543	110,000
John G. Schreiber	2,571	112,000
Hubert D. Vos	2,543	110,000
Paul M. Wythes	2,571	112,000
Small-Cap Value Fund
Anthony W. Deering	$2,009	$110,000
Donald W. Dick, Jr.	2,009	110,000
David K. Fagin	2,027	112,000
F. Pierce Linaweaver	2,027	113,000
Hanne M. Merriman	2,009	110,000
John G. Schreiber	2,027	112,000
Hubert D. Vos	2,009	110,000
Paul M. Wythes	2,027	112,000
Total Equity Market Index Fund
Anthony W. Deering	$663	$110,000
Donald W. Dick, Jr.	663	110,000
David K. Fagin	665	112,000
F. Pierce Linaweaver	665	113,000
Hanne M. Merriman	663	110,000
John G. Schreiber	665	112,000
Hubert D. Vos	663	110,000
Paul M. Wythes	665	112,000
Value Fund
Anthony W. Deering	$1,326	$110,000
Donald W. Dick, Jr.	1,326	110,000
David K. Fagin	1,338	112,000
F. Pierce Linaweaver	1,338	113,000
Hanne M. Merriman	1,326	110,000
John G. Schreiber	1,338	112,000
Hubert D. Vos	1,326	110,000
Paul M. Wythes	1,338	112,000

Amounts in this column are based on accrued compensation for fiscal year 2002.

Amounts in this column are based on compensation received for fiscal year 2002. The T. Rowe Price complex included 105 funds as of December 31, 2002.

Directors` Holdings in the T. Rowe Price Funds

The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2002.

	Deering	Dick	Fagin	Linaweaver	Merriman	Schreiber	Vos	Wythes
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	None	over $100,000	None	None	None	None
Blue Chip Growth Fund	None	$10,001-$50,000	$50,001-$100,000	None	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None	None	None	None	None
California Tax-Free Money Fund	None	None	None	None	None	None	None	None
Capital Appreciation Fund	None	over $100,000	None	None	$10,001-$50,000	None	None	None
Capital Opportunity Fund	None	None	None	None	None	None	None	None
Corporate Income Fund	None	None	None	None	None	None	None	None
Developing Technologies Fund	None	None	None	None	None	None	None	None
Diversified Small-Cap Growth Fund	None	None	None	None	None	None	None	None
Dividend Growth Fund	None	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None	None	None	None	None
Emerging Markets Stock Fund	None	None	None	None	None	None	None	None
Equity Income Fund	None	$50,001-$100,000	$10,001-$50,000	None	$50,001-$100,000	None	$10,001-$50,000	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Equity Income Fund—R Class	None	None	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None	None	None
Equity Index 500 Fund	None	None	None	None	over $100,000	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None	None	None
European Stock Fund	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None	None	None
Extended Equity Market Index Fund	None	None	None	None	None	None	None	None
Financial Services Fund	None	$10,001-$50,000	None	None	None	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Global Stock Fund	None	None	None	None	None	None	None	None
Global Technology Fund	None	None	None	None	None	None	None	None
GNMA Fund	None	None	None	None	None	over $100,000	None	None
Government Reserve Investment Fund	None	None	None	None	None	None	None	None
Growth & Income Fund	None	$1-$10,000	None	None	None	over $100,000	None	$10,001-$50,000
Growth Stock Fund	None	$10,001-$50,000	None	$10,001-$50,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None	None	None	None	None
Health Sciences Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$1-$10,000
Health Sciences Portfolio	None	None	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None	None	None
High Yield Fund	None	$10,001-$50,000	None	over $100,000	None	over $100,000	None	None
High Yield Fund—Advisor Class	None	None	None	None	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None	None	None	None	None
Institutional High Yield Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Growth Fund	None	None	None	None	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None	None	None	None	None
International Bond Fund	None	$10,001-$50,000	None	None	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None	None
International Discovery Fund	$10,001-$50,000	$10,001-$50,000	None	over $100,000	None	None	None	over $100,000
International Equity Index Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund	None	None	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None	None	None
International Stock Fund	over $100,000	None	over $100,000	None	None	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
International Stock Fund—R Class	None	None	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None	None	None
Japan Fund	None	None	None	None	None	None	None	None
Latin America Fund	None	None	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Bond Fund	None	None	None	None	None	None	None	None
Maryland Tax-Free Money Fund	None	None	None	None	None	None	None	None
Media & Telecommunications Fund	$10,001-$50,000	None	None	None	None	None	None	None
Mid-Cap Growth Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None	None	None
Mid-Cap Value Fund	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None	None	None	None	None
New America Growth Fund	None	None	None	over $100,000	$10,001-$50,000	None	None	$10,001-$50,000
New America Growth Portfolio	None	None	None	None	None	None	None	None
New Asia Fund	None	None	$10,001-$50,000	None	None	None	None	None
New Era Fund	None	None	None	None	None	None	$10,001-$50,000	None
New Horizons Fund	over $100,000	$10,001-$50,000	$1-$10,000	over $100,000	$10,001-$50,000	None	$10,001-$50,000	$50,001-$100,000
New Income Fund	None	$50,001-$100,000	None	None	None	over $100,000	None	None
New Income Fund—Advisor Class	None	None	None	None	None	None	None	None
New Income Fund—R Class	None	None	None	None	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None	None	None	None	None
Personal Strategy Income Fund	None	None	None	None	None	None	None	None
Prime Reserve Fund	None	over $100,000	None	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	None	None
Prime Reserve Portfolio	None	None	None	None	None	None	None	None
Real Estate Fund	None	None	None	None	None	None	None	None
Reserve Investment Fund	None	None	None	None	None	None	None	None
Retirement 2010 Fund	None	None	None	None	None	None	None	None
Retirement 2020 Fund	None	None	None	None	None	None	None	None
Retirement 2030 Fund	None	None	None	None	None	None	None	None
Retirement 2040 Fund	None	None	None	None	None	None	None	None
Retirement Income Fund	None	None	None	None	None	None	None	None
Science & Technology Fund	None	None	None	None	$10,001-$50,000	None	$10,001-$50,000	$10,001-$50,000
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None	None
Short-Term Bond Fund	None	None	$50,001-$100,000	None	None	over $100,000	None	None
Small-Cap Stock Fund	None	$10,001-$50,000	over $100,000	None	None	None	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None	None
Small-Cap Value Fund	None	$10,001-$50,000	None	None	None	None	$10,001-$50,000	$10,001-$50,000
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Spectrum Growth Fund	None	None	None	None	over $100,000	None	None	None
Spectrum Income Fund	None	None	None	None	None	None	None	None
Spectrum International Fund	None	None	None	None	$10,001-$50,000	None	None	None
Summit Cash Reserves Fund	None	over $100,000	over $100,000	None	None	over $100,000	None	None
Summit GNMA Fund	None	None	None	None	None	None	None	None
Summit Municipal Income Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Summit Municipal Money Market Fund	None	None	None	None	over $100,000	over $100,000	None	None
Tax-Efficient Balanced Fund	None	None	$50,001-$100,000	None	None	None	None	None
Tax-Efficient Growth Fund	None	None	$10,001-$50,000	None	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None	None	None	None	None
Tax-Exempt Money Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free High Yield Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund	None	None	None	None	None	over $100,000	None	None
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	None	None	None	over $100,000	None	None
Total Equity Market Index Fund	None	None	None	None	None	None	None	None
U.S. Bond Index Fund	None	None	None	None	None	None	None	None
U.S. Treasury Intermediate Fund	None	over $100,000	None	None	None	over $100,000	None	None
U.S. Treasury Long-Term Fund	None	None	None	None	None	over $100,000	None	None
U.S. Treasury Money Fund	None	None	None	None	None	over $100,000	None	None
Value Fund	None	$10,001-$50,000	$50,001-$100,000	None	$50,001-$100,000	over $100,000	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None	None	None	None	None

	Kennedy	Laporte	Riepe	Testa
Aggregate Holdings, All Funds	over $100,000	over $100,000	over $100,000	over $100,000
Balanced Fund	None	None	over $100,000	None
Blue Chip Growth Fund	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None
California Tax-Free Bond Fund	None	None	None	None
California Tax-Free Money Fund	None	None	None	None
Capital Appreciation Fund	over $100,000	over $100,000	over $100,000	None
Capital Opportunity Fund	$10,001-$50,000	$50,001-$100,000	None	None
Corporate Income Fund	None	None	None	None
Developing Technologies Fund	None	over $100,000	None	None
Diversified Small-Cap Growth Fund	None	None	None	None
Dividend Growth Fund	$50,001-$100,000	None	None	None
Emerging Europe & Mediterranean Fund	None	None	None	None
Emerging Markets Bond Fund	None	None	None	None
Emerging Markets Stock Fund	$50,001-$100,000	None	$10,001-$50,000	over $100,000
Equity Income Fund	$10,001-$50,000	None	over $100,000	None
Equity Income Fund—Advisor Class	None	None	None	None
Equity Income Fund—R Class	None	None	None	None
Equity Income Portfolio	None	None	None	None
Equity Income Portfolio—II	None	None	None	None
Equity Index 500 Fund	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None
European Stock Fund	None	$10,001-$50,000	None	None
Extended Equity Market Index Fund	None	None	None	None
Financial Services Fund	$50,001-$100,000	None	None	None
Florida Intermediate Tax-Free Fund	None	None	None	None
Georgia Tax-Free Bond Fund	None	None	None	None
Global Stock Fund	None	None	None	None
Global Technology Fund	None	None	None	None
GNMA Fund	None	None	None	None
Government Reserve Investment Fund	None	None	None	None
Growth & Income Fund	None	None	over $100,000	None
Growth Stock Fund	$50,001-$100,000	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None
Health Sciences Fund	over $100,000	None	None	over $100,000
Health Sciences Portfolio	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None
High Yield Fund	None	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None
Inflation Protected Bond Fund	None	None	None	None
Institutional Emerging Markets Equity Fund	None	None	None	None
Institutional Foreign Equity Fund	None	None	None	None
Institutional High Yield Fund	None	None	None	over $100,000
Institutional Large-Cap Growth Fund	None	None	None	None
Institutional Large-Cap Value Fund	None	None	None	None
Institutional Mid-Cap Equity Growth Fund	None	None	None	None
Institutional Small-Cap Stock Fund	None	None	None	None
International Bond Fund	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None
International Discovery Fund	None	$50,001-$100,000	$1-$10,000	$10,001-$50,000
International Equity Index Fund	None	None	None	None
International Growth & Income Fund	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None
International Growth & Income Fund— R Class	None	None	None	None
International Stock Fund	over $100,000	over $100,000	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None	None	None
International Stock Fund—R Class	None	None	None	None
International Stock Portfolio	None	None	None	None
Japan Fund	None	None	over $100,000	None
Latin America Fund	$50,001-$100,000	None	None	None
Limited-Term Bond Portfolio	None	None	None	None
Maryland Short-Term Tax-Free Bond Fund	None	None	None	None
Maryland Tax-Free Bond Fund	None	over $100,000	None	None
Maryland Tax-Free Money Fund	None	None	None	None
Media & Telecommunications Fund	over $100,000	None	None	None
Mid-Cap Growth Fund	over $100,000	over $100,000	None	over $100,000
Mid-Cap Growth Fund—Advisor Class	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None
Mid-Cap Value Fund	over $100,000	None	None	over $100,000
Mid-Cap Value Fund—Advisor Class	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None
New America Growth Fund	$50,001-$100,000	over $100,000	None	None
New America Growth Portfolio	None	None	None	None
New Asia Fund	over $100,000	$50,001-$100,000	$1-$10,000	None
New Era Fund	over $100,000	None	None	None
New Horizons Fund	None	over $100,000	None	over $100,000
New Income Fund	None	$50,001-$100,000	None	None
New Income Fund—Advisor Class	None	None	None	None
New Income Fund—R Class	None	None	None	None
New Jersey Tax-Free Bond Fund	None	None	None	None
New York Tax-Free Bond Fund	None	None	None	None
New York Tax-Free Money Fund	None	None	None	None
Personal Strategy Balanced Fund	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None
Personal Strategy Growth Fund	None	None	None	None
Personal Strategy Income Fund	None	None	None	None
Prime Reserve Fund	over $100,000	$10,001-$50,000	$50,001-$100,000	$1-$10,000
Prime Reserve Portfolio	None	None	None	None
Real Estate Fund	None	None	None	$10,001-$50,000
Reserve Investment Fund	None	None	None	None
Retirement 2010 Fund	None	None	None	None
Retirement 2020 Fund	None	None	None	None
Retirement 2030 Fund	None	None	None	None
Retirement 2040 Fund	None	None	None	None
Retirement Income Fund	None	None	None	None
Science & Technology Fund	None	over $100,000	over $100,000	None
Science & Technology Fund—Advisor Class	None	None	None	None
Short-Term Bond Fund	None	None	over $100,000	None
Small-Cap Stock Fund	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None
Small-Cap Value Fund	None	None	over $100,000	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None	None
Spectrum Growth Fund	None	None	None	None
Spectrum Income Fund	None	None	None	None
Spectrum International Fund	None	None	None	None
Summit Cash Reserves Fund	over $100,000	over $100,000	over $100,000	over $100,000
Summit GNMA Fund	None	None	None	None
Summit Municipal Income Fund	None	None	None	None
Summit Municipal Intermediate Fund	None	None	None	over $100,000
Summit Municipal Money Market Fund	over $100,000	None	over $100,000	None
Tax-Efficient Balanced Fund	None	None	None	None
Tax-Efficient Growth Fund	None	None	None	None
Tax-Efficient Multi-Cap Growth Fund	None	None	None	None
Tax-Exempt Money Fund	over $100,000	None	None	None
Tax-Free High Yield Fund	None	None	None	None
Tax-Free Income Fund	None	None	None	$10,001-$50,000
Tax-Free Income Fund—Advisor Class	None	None	None	None
Tax-Free Intermediate Bond Fund	None	None	None	None
Tax-Free Short-Intermediate Fund	None	None	over $100,000	None
Total Equity Market Index Fund	None	None	over $100,000	None
U.S. Bond Index Fund	None	None	None	None
U.S. Treasury Intermediate Fund	None	None	None	None
U.S. Treasury Long-Term Fund	None	None	None	None
U.S. Treasury Money Fund	None	None	None	None
Value Fund	over $100,000	over $100,000	over $100,000	over $100,000
Value Fund—Advisor Class	None	None	None	None
Virginia Tax-Free Bond Fund	None	None	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2003, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

As of March 31, 2003, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

Balanced (54.22%), Capital Appreciation (17.69%), Equity Income (24.57%), Extended Equity Market Index (18.91%), Growth & Income (26.24%), Growth Stock (21.20%), New America Growth (32.68%), New Era (5.57%), New Horizons (32.80%), Science & Technology (21.78%), and Small-Cap Value Funds (21.52%): T. Rowe Price Trust Company, Inc.a, Attn.: TRPS Institutional Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215;

aT. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price

Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.

Blue Chip Growth Fund (39.37%): T. Rowe Price Retirement Plan Servicesb TR Blue Chip Growth Fund, Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;

bT. Rowe Price Retirement Plan Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are voted by various retirement plans and retirement participants.

Capital Appreciation (6.95%), Financial Services (7.04%), Mid-Cap Growth (11.29%), Mid-Cap Value (5.03%), New Era (7.77%), and Small-Cap Value Funds (5.84%): Charles Schwab & Co. Inc., Reinvest Account, Attn.: Mutual Fund Department, 101 Montgomery Street, San Francisco, California 94104-4122;

Capital Opportunity (6.17%) and Value Funds (24.38%): T. Rowe Price Trust Company, Inc., Attn.: Installation Team for TRPS Institutional Control Department, P.O. Box 17125, Baltimore, Maryland 21297-1125;

Developing Technologies Fund (10.74%): Trustees of T. Rowe Price, U.S. Retirement Program, Attn.: Financial Reporting Department, P.O. Box 89000, Baltimore, Maryland 21289-0001;

Dividend Growth Fund (18.61%): T. Rowe Price Trust Company, Inc., Dividend Growth Fund (DGF), Attn.: Asset Reconciliation, P.O. Box 17215, Baltimore, Maryland 21297-1215;

Equity Index 500 Fund (37.65%): T. Rowe Price Trust Company, Inc.,c Attn.: RPS Control Department, 10090 Red Run Boulevard, Owings Mills, Maryland 21117-4842;

cT. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.

Growth & Income (13.02%), New Horizons (9.93%), and Mid-Cap Value Funds (13.52%): Pirateline & Company, T. Rowe Price Associates, Attn.: Fund Accounting Department, 100 East Pratt Street, Baltimore, Maryland 21202-1009;

Growth Stock Fund (6.22%): Saxon and Co., FBO: 40-40-090-9999464, Omnibus, P.O. Box 7780-1888, Philadelphia, Pennsylvania 19182-0001;

Health Sciences Fund (5.09%): Manulife Financial USA, Attn. Laura Ross SRS Accounting, 250 Bloor Street East 7E Floor, Toronto Ontario Canada M4W1E5;

Institutional Large-Cap Growth Fund (74%) and Institutional Large-Cap Value Fund (69.67%): Episcopal Community Services of the Diocese of Pennsylvaniad, Attn. Arthur J. Eyre, 225 South 3rd Street, Philadelphia, Pennsylvania 19106-3910;

d At the level of ownership indicated, Episcopal Community Services of the Diocese of Pennslvania would be able to determine the outcome of most issues that were submitted to shareholders for vote.

Institutional Large-Cap Growth Fund (26.00%) and Institutional Large-Cap Value Fund (30.33%): T. Rowe Price Finance Inc.e, 802 West Street, Suite 301, Wilmington, Delaware 19801-1526

eT. Rowe Price Finance is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Finance are the result of its contribution to the fund at the fund`s inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Finance would be able to determine the outcome of most issues that were submitted to shareholders for vote.

Institutional Mid-Cap Equity Growth Fund: Stichting Pensioenfonds (8.07%), Van de Koninklijke Nedlloyd, P.O. Box 1982, 3000 B Z Rotterdam, The Netherlands; Band & Company (5.10%), c/o Firstar Bank, P.O. Box

1787, Milwaukee, Wisconsin 53201-1787; Hollowwave Company (19.82%), State Street Corporation, Attn. Mutual Fund Department, P.O. Box 9242, Boston, Massachusetts 02209-9242;

Institutional Small-Cap Stock Fund: Brookline Contributory Retirement Systems (5.51%), 333 Washington Street, Brookline, Massachusetts 02445-6853; Northern Trust Co. TR, Illinois Tool Works Pension Trust U/A DTD 1/8/90 (11.52%), Attn.: Felix Rodriquez, 3600 West Lake Avenue, Glenview, Illinois 60025-1215; Deutsche Trust Bank Limited FBO Tokkin Fund No. 5064 (12.98%), Sanno Park Tower 2-11-1, Nagatacho Chiyoda KU, Tokyo, Japan 100-6172; Sigler & Co. Cust, Smithsonian Institution (17.62%), Tony Moceri, 3 Chase Metrotech Center, 5th Floor, Brooklyn, New York 11245-0001;

Media & Telecommunications Fund (8.16%): T. Rowe Price Trust Company, Inc., Media & Telecommunications Fund, DST #121, P.O. Box 17215, Baltimore, Maryland 21297-1215;

Mid-Cap Growth Fund (17.44%): T. Rowe Price Trust Company, Inc., Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;

New America Growth Fund (9.18%): Wilmington Trust Co. TR, FBO Continental Airlines Inc., DCP Plan A/C #49277-0, c/o Mutual Funds, P.O. Box 8971, Wilmington, Delaware 19899-8971;

Real Estate Fund (5.43%): T. Rowe Price Retirement Plan Services, Inc., Kimley-Horn Retirement Savings PL, Plan #105315, Custom Blended Fund #122 REF, P.O. Box 17215, Baltimore, Maryland 21297-1215;

Small-Cap Stock Fund: T. Rowe Price Trust Company, Inc. (17.60%), T. Rowe Price OTC Fund, Attn.: RPS Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215; Norwest Bank Company NA TR FBO State of Minnesota Deferred Compensation Plan, Minnesota State Deferred Compensation Plan Trust (6.61%), c/o Great West Life Recordkeeper, 8515 East Orchard Road, Attn.: 2T2, Englewood, Colorado 80111-5037;

Value Fund (5.27%): Northern Trust Company TR, FBO Pfizer Savings and Investment Plan DTD 01/01/98, P.O. Box 92994, Chicago, Illinois 60675-2956.

INVESTMENT MANAGEMENT SERVICES

Services

Under the Investment Management Agreement, T. Rowe Price provides the fund with discretionary investment .services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in .accordance with the fund`s investment objectives, program, and restrictions as provided in its prospectus and .this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions .on behalf of the fund, including the negotiation of commissions and the allocation of principal business and .portfolio brokerage.In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agent`s activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

The Investment Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the funds` Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the Investment Management

Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

All funds except Equity Index 500, Extended Equity Market Index, Total Equity Market Index, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, and Institutional Small-Cap Stock Funds

Management Fee

The fund pays T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") (other than the Equity Index 500 Fund) and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds` group fee accrual as determined below ("Daily Price Funds` Group Fee Accrual") by the ratio of the Price Funds` net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds` Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds` Group Fee Accrual for that day as determined in accordance with the following schedule:
0.480%	First $1 billion	0.360%	Next $2 billion	0.310%	Next $16 billion
0.450%	Next $1 billion	0.350%	Next $2 billion	0.305%	Next $30 billion
0.420%	Next $1 billion	0.340%	Next $5 billion	0.300%	Next $40 billion
0.390%	Next $1 billion	0.330%	Next $10 billion	0.295%	Thereafter
0.370%	Next $1 billion	0.320%	Next $10 billion

For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, Retirement Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds` Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund`s prospectus as of the close of business on the previous business day on which the fund was open for business.

The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee .Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the .fraction of one (1) over the number of calendar days in the year by the individual Fund Fee Rate and .multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund`s .prospectus as of the close of business on the previous business day on which the fund was open for business. .The individual fund fees.are listed in the following table:

Balanced Fund	0.15%
Blue Chip Growth Fund	0.30%
Capital Appreciation Fund	0.30%
Capital Opportunity Fund	0.35%
Developing Technologies Fund	0.60%
Diversified Small-Cap Growth Fund	0.35%
Dividend Growth Fund	0.20%
Equity Income Fund	0.25%
Financial Services Fund	0.35%
Global Technology Fund	0.45%
Growth & Income Fund	0.25%
Growth Stock Fund	0.25%
Health Sciences Fund	0.35%
Media & Telecommunications Fund	0.35%
Mid-Cap Growth Fund	0.35%
Mid-Cap Value Fund	0.35%
New America Growth Fund	0.35%
New Era Fund	0.25%
New Horizons Fund	0.35%
Real Estate Fund	0.30%
Science & Technology Fund	0.35%
Small-Cap Stock Fund	0.45%
Small-Cap Value Fund	0.35%
Value Fund	0.35%

Equity Index 500 Fund

The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.15% of the average daily net asset value of the fund.

Extended Equity Market Index and Total Equity Market Index Funds

The Investment Management Agreement between each fund and T. Rowe Price provides that each fund pays T. Rowe Price an annual fee of 0.40%. The agreement also provides that T. Rowe Price will pay all expenses of each fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities, directors` fees, and expenses (including counsel fees and expenses) and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors for the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the management agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price.

Institutional Large-Cap Growth Fund

The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

Institutional Mid-Cap Equity Growth Fund

The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.60% of the average daily net asset value of the fund.

Institutional Large-Cap Value Fund

The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

Institutional Small-Cap Stock Fund

The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.65% of the average daily net asset value of the fund.

Expense Limitations and Reimbursements

The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the fund`s ratio of expenses to average net assets to exceed the indicated percentage limitation. (The expense limitation for the Advisor and R Classes relate to operating expenses other than management fees and certain other portfolio level expenses such as fees for custody, outside directors, and auditors.) The expenses borne by T. Rowe Price are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund`s expense ratio exceeding its applicable limitation.

.
Fund	Limitation Period	Expense Ratio Limitation	Reimbursement Date
Blue Chip Growth Fund—Advisor Class	January 1, 2002 — December 31, 2003	1.05%	December 31, 2005
Blue Chip Growth Fund—R Class	September 30, 2002 — April 30, 2004	1.35%	April 30, 2006
Developing Technologies(a)	January 1, 2003 — April 30, 2005	1.50%	April 30, 2007
Diversified Small-Cap Growth(b)	May 1, 2002 — April 30, 2004	1.25%	April 30, 2006
Equity Income Fund—Advisor Class(c)	January 1, 2002 — December 31, 2003	1.00%	December 31, 2005
Equity Income Fund—R Class	September 30, 2002 — April 30, 2004	1.30%	April 30, 2006
Equity Index 500(d)	January 1, 2003 — April 30, 2005	0.35%	April 30, 2007
Global Technology(e)	January 1, 2003 — April 30, 2005	1.50%	April 30, 2007
Growth Stock Fund—Advisor Class	January 1, 2002 — December 31, 2003	1.10%	December 31, 2005
Growth Stock Fund—R Class	September 30, 2002 — April 30, 2004	1.35%	April 30, 2006
Institutional Large-Cap Growth(f)	January 1, 2003 — April 30, 2005	0.65%	April 30, 2007
Institutional Large-Cap Value(g)	January 1, 2002 — December 31, 2003	0.65%	December 31, 2005
Institutional Small-Cap Stock(h)	January 1, 2002 — December 31, 2003	0.75%	December 31, 2005
Mid-Cap Growth Fund—Advisor Class(i)	January 1, 2002 — December 31, 2003	1.10%	December 31, 2005
Mid-Cap Growth Fund—R Class	September 30, 2002 — April 30, 2004	1.40%	April 30, 2006
Mid-Cap Value Fund—Advisor Class	September 30, 2002 — April 30, 2004	1.10%	April 30, 2006
Mid-Cap Value Fund—R Class	September 30, 2002 — April 30, 2004	1.40%	April 30, 2006
Real Estate(j)	January 1, 2002 — December 31, 2003	1.00%	December 31, 2005
Science & Technology Fund—Advisor Class(k)	January 1, 2002 — December 31, 2003	1.15%	December 31, 2005
Small-Cap Stock Fund—Advisor Class(l)	January 1, 2002 — December 31, 2003	1.20%	December 31, 2005
Small-Cap Value Fund—Advisor Class(m)	January 1, 2002 — December 31, 2003	1.15%	December 31, 2005
Value Fund—Advisor Class(n)	January 1, 2002 — December 31, 2003	1.10%	December 31, 2005

(a)The Developing Technologies Fund previously operated under a 1.50% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2004.

(b)The Diversified Small-Cap Growth Fund previously operated under a 1.25% limitation that expired December 31, 2000. The reimbursement period for this limitation extends through December 31, 2002.

(c)The Equity Income Fund—Advisor Class previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(d)The Equity Index 500 Fund previously operated under a 0.35% limitation that expired December 31, 2003. The reimbursement period for this limitation extends through December 31, 2005.

(e)The Global Technology Fund previously operated under a 1.50% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2004.

(f)The Institutional Large-Cap Growth Fund previously operated under a 0.65% limitation that expired December 31, 2002. The reimbursement period for this limitation extends through December 31, 2004.

(g)The Institutional Large-Cap Value Fund previously operated under a 0.65% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(h)The Institutional Small-Cap Stock Fund previously operated under a 0.75% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(i)The Mid-Cap Growth Fund—Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(j)The Real Estate Fund previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(k)The Science & Technology Fund—Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(l)The Small-Cap Stock Fund—Advisor Class previously operated under a 1.20% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(m)The Small-Cap Value Fund—Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

(n)The Value Fund—Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

Each of the above-referenced fund`s Investment Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund`s aggregate expenses exceeding the additional expense limitation.

Pursuant to the Developing Technologies Fund`s current expense limitation, $175,000 of management fees were not accrued by the fund for the period ended December 31, 2002. At December 31, 2002, unaccrued fees and other expenses in the amount of $374,000 remain subject to reimbursement by the fund through December 31, 2004.

Pursuant to the Diversified Small-Cap Growth Fund`s previous expense limitation, $126,000 of unaccrued fees remain subject to reimbursement by the fund through December 31, 2002. At December 31, 2002 unaccrued fees in the amount of $126,000 remain subject to reimbursement by the fund through April 30, 2006.

Pursuant to the Equity Index 500 Fund`s previous expense limitation, $866,000 of management fees were not accrued by the fund for the year ended December 31, 2002. At December 31, 2002, unaccrued fees in the amount of $2,689,000 remain subject to reimbursement by the fund through December 31, 2005.

Pursuant to the Global Technology Fund`s current expense limitation, $185,000 of management fees were not accrued by the fund for the year ended December 31, 2002 At December 31, 2002. unaccrued fees in the amount of $371,000 remain subject to reimbursement by the fund through December 31, 2004.

Pursuant to the Institutional Large-Cap Growth Fund`s current expense limitation, $20,000 of management fees were not accrued by the fund for the period ended December 31, 2002, and $96,000 of other fund expenses were borne by the manager. At December 31, 2002, unaccrued fees and other expenses in the amount of $133,000 remain subject to reimbursement by the fund through December 31, 2004.

Pursuant to the Institutional Large-Cap Value Fund`s current expense limitation, $21,000 of management fees were not accrued by the fund for the period ended December 31, 2002, and $90,000 of other fund expenses were borne by the manager. At December 31, 2002, unaccrued fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003 and $111,000 through December 31, 2005.

Pursuant to the Institutional Small-Cap Stock Fund`s current expense limitation, $68,000 of previously unaccrued management fees were accrued as expenses of the fund for the period ended December 31, 2002, of which $5,000 was payable at period-end.

Pursuant to the Real Estate Fund`s current expense limitation, $122,000 of management fees were not accrued by the fund for the year ended December 31, 2002. At December 31, 2002, unaccrued fees in the amount of $284,000 remain subject to reimbursement by the fund through December 31, 2003, and $122,000 through December 31, 2005.

Management Fee Compensation

The following table sets forth the total management fees, if any, paid to T. Rowe Price by each fund, during the last three fiscal years:
Fund	2002	2001	2000
Balanced	$7,791,000	$8,542,000	$9,675,000
Blue Chip Growth*	35,354,000	41,035,000	45,037,000
Capital Appreciation	10,731,000	7,570,000	4,963,000
Capital Opportunity	439,000	559,000	686,000
Developing Technologies	12,000	62,000	(b)
Diversified Small-Cap Growth	272,000	480,000	679,000
Dividend Growth	3,176,000	3,676,000	4,010,000
Equity Income*	58,414,000	57,395,000	58,470,000
Equity Index 500	3,708,000	3,554,000	6,234,000
Extended Equity Market Index**	287,000	300,000	354,000
Financial Services	1,973,000	2,122,000	1,388,000
Global Technology	317,000	569,000	274,000
Growth & Income	11,391,000	14,691,000	18,013,000
Growth Stock*	23,442,000	27,400,000	33,072,000
Health Sciences	5,306,000	5,675,000	4,403,000
Institutional Large-Cap Growth	(b)	(b)	(a)
Institutional Large-Cap Value	(b)	(b)	(b)
Institutional Mid-Cap Equity Growth	1,731,000	1,704,000	1,896,000
Institutional Small-Cap Stock	2,158,000	1,624,000	432,000
Media & Telecommunications	3,224,000	4,885,000	7,174,000
Mid-Cap Growth*	41,271,000	42,179,000	39,493,000
Mid-Cap Value	5,810,000	2,445,000	1,495,000
New America Growth	6,113,000	8,612,000	11,988,000
New Era	6,008,000	6,414,000	6,223,000
New Horizons	27,637,000	36,074,000	45,642,000
Real Estate	518,000	207,000	589,000
Science & Technology***	27,433,000	46,472,000	89,979,000
Small-Cap Stock***	26,755,000	20,306,000	15,623,000
Small-Cap Value***	17,130,000	11,370,000	8,294,000
Total Equity Market Index**	737,000	766,000	863,000
Value***	8,899,000	8,231,000	5,644,000

(a)Prior to commencement of operations.

(b)Due to the fund`s expense limitation in effect at that time, no management fees were paid by the fund to T. Rowe Price.

*The fund has three classes of shares. The management fee is allocated to each class based on relative net assets.

**All-inclusive fee including Investment Management Fees and Administrative Expenses.

***The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

Blue Chip Growth, Equity Income, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds

T. Rowe Price Spectrum Fund, Inc.

The funds listed above are a party to a Special Servicing Agreement between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, and various other T. Rowe Price funds which, along with such fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

The Special Servicing Agreements provide that if the Board of Directors of any underlying Price fund determines that such underlying fund`s share of the aggregate expenses of the Spectrum or Retirement Funds, respectively, is less than the estimated savings to the underlying Price fund from the operation of the Spectrum or Retirement Funds, respectively, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the Spectrum or Retirement Funds, respectively, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of the Spectrum or Retirement Funds, respectively, are expected to be sufficient to offset most, if not all, of the expenses incurred by the Spectrum or Retirement Funds, respectively.

All funds except Extended Equity Market Index and Total Equity Market Index Funds

Management Related Services

As noted above, the Investment Management Agreement spells out the expenses to be paid by the fund. In addition to the Investment Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director fees and expenses.

T. Rowe Price Services, Inc. ("Services"), a wholly owned subsidiary of T. Rowe Price, acts as the fund`s transfer and dividend disbursing agent and provides shareholder and administrative services. T. Rowe Price Retirement Plan Services, Inc. ("RPS"), also a wholly owned subsidiary, provided recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the fund. The fees paid by the fund to Services and RPS are based on the costs to Services and RPS of providing these services plus a return on capital employed in support of the services. The address for each is 100 East Pratt Street, Baltimore, Maryland 21202.

T. Rowe Price, under a separate agreement with the fund, provides accounting services to the fund. The fund paid the expenses shown in the following table during the last three fiscal years to T. Rowe Price for accounting services.

Fund	2002	2001	2000
Balanced	$86,000	$86,000	$85,000
Blue Chip Growth	77,000	76,000	75,000
Blue Chip Growth Fund—Advisor Class	7,000	3,000	(a)
Blue Chip Growth Fund—R Class	0	(b)	(b)
Capital Appreciation	64,000	64,000	64,000
Capital Opportunity	64,000	64,000	64,000
Developing Technologies	64,000	64,000	21,000
Diversified Small-Cap Growth	64,000	64,000	64,000
Dividend Growth	64,000	64,000	64,000
Equity Income	98,000	99,000	95,000
Equity Income Fund—Advisor Class	5,000	(a)	(a)
Equity Income Fund—R Class	0	(b)	(b)
Equity Index 500	65,000	65,000	65,000
Extended Equity Market Index	64,000	65,000	64,000
Financial Services	64,000	64,000	64,000
Global Technology	84,000	84,000	21,000
Growth & Income	84,000	84,000	84,000
Growth Stock	124,000	104,000	104,000
Growth Stock Fund—Advisor Class	0	0	(b)
Growth Stock Fund—R Class	0	0	(b)
Health Sciences	64,000	64,000	64,000
Institutional Large-Cap Growth	64,000	11,000	(a)
Institutional Large-Cap Value	64,000	64,000	48,000
Institutional Mid-Cap Equity Growth	64,000	64,000	64,000
Institutional Small-Cap Stock	64,000	64,000	48,000
Media & Telecommunications	64,000	64,000	64,000
Mid-Cap Growth	83,000	80,000	75,000
Mid-Cap Growth Fund—Advisor Class	0	(a)	(a)
Mid-Cap Growth Fund—R Class	0	(b)	(b)
Mid-Cap Value	73,000	64,000	64,000
Mid-Cap Value Fund—Advisor Class	0	(b)	(b)
Mid-Cap Value Fund —R Class	0	(b)	(b)
New America Growth	64,000	64,000	64,000
New Era	64,000	64,000	64,000
New Horizons	84,000	84,000	84,000
Real Estate	64,000	64,000	64,000
Science & Technology	71,000	72,000	75,000
Science & Technology Fund—Advisor Class	8,000	7,000	2,000
Small-Cap Stock	97,000	98,000	95,000
Small-Cap Stock Fund—Advisor Class	2,000	1,000	(a)
Small-Cap Value	77,000	79,000	75,000
Small-Cap Value Fund—Advisor Class	2,000	(a)	(a)
Total Equity Market Index	64,000	64,000	64,000
Value	77,000	79,000	75,000
Value Fund—Advisor Class	2,000	(a)	2,000
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(a)Less than $1,000.

(b)Prior to commencement of operations.

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other shareholder services
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The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2002.

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Balanced Fund	$185,170
Blue Chip Growth Fund	657,594
Capital Appreciation Fund	134,353
Capital Opportunity Fund	1,426
Dividend Growth Fund	3,570
Equity Income Fund	744,120
Equity Index 500 Fund	96,758
Financial Services Fund	9,181
Growth & Income Fund	14,576
Growth Stock Fund	65,126
Health Sciences Fund	75,985
Mid-Cap Growth Fund	1,499,183
Mid-Cap Value Fund	60,679
New America Growth Fund	89,728
New Era Fund	28,365
New Horizons Fund	407,958
Science & Technology Fund	298,912
Small-Cap Stock Fund	1,042,903
Small-Cap Value Fund	276,634
Value Fund	126,242
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Each Advisor and R Class has adopted an administrative fee payment ("AFP") program under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under the AFP program, the fund paid the amounts set forth below to various third parties in calendar year 2002.
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Blue Chip Growth Fund—Advisor Class	$1,586,037
Equity Income Fund—Advisor Class	1,897,356
Equity Income Fund—R Class	1,249
Growth Stock Fund—Advisor Class	252
Mid-Cap Growth Fund—Advisor Class	82,856
Mid-Cap Value Fund—Advisor Class	649
Science & Technology Fund—Advisor Class	1,448,036
Small-Cap Stock Fund—Advisor Class	288,280
Small-Cap Value Fund—Advisor Class	301,201
Value Fund—Advisor Class	96,266
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Control of Investment Adviser
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T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.
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DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund`s distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

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Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds (other than Extended Equity Market Index Fund and Total Equity Market Index Fund) will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For Extended Equity Market Index Fund and Total Equity Market Index Fund, these expenses are the responsibility of Investment Services.
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The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

Blue Chip Growth, Equity Income, Growth Stock, Mid-Cap Growth, Mid-Cap Value, Science & Technology, Small-Cap Stock, Small-Cap Value, Value Advisor Classes

Distribution and Shareholder Services Plan

The fund Directors adopted a Plan pursuant to Rule 12b-1 with respect to each Advisor Class and each R Class (collectively "Class"). Each Plan provides that the Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the Plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets and each R Class pays a fee at the annual rate of up to 0.50% of that class`s average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

The Plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund Directors for their review.

Prior to approving the Plan, the fund considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its Class, and the Class`s shareholders. The fund Directors noted that to the extent the Plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

The Plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the fund`s independent directors ("Rule 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to a Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Class.

The following payments for the period ended December 31, 2002, were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the Advisor Class 12b-1 Plans.

Blue Chip Growth Fund—Advisor Class	$1,144,000
Equity Income Fund—Advisor Class	1,389,000
Mid-Cap Growth Fund—Advisor Class	72,000
Science & Technology Fund—Advisor Class	1,133,000
Small-Cap Stock Fund—Advisor Class	223,000
Small-Cap Value Fund—Advisor Class	219,000
Value Fund—Advisor Class	69,000

All funds

CUSTODIAN

State Street Bank and Trust Company is the custodian for the fund`s U.S. securities and cash, but it does not participate in the fund`s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

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The fund (other than Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds).The fund has entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities
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depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.
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CODE OF ETHICS

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The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment ;Services) have a written Code of Ethics which requires persons with access to investment information ("Access ;Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access ;Persons must report their personal securities transactions within 10 days of their execution. Access Persons will ;not be permitted to effect transactions in a security if: there are pending client orders in the security; the security ;has been purchased or sold by a client within seven calendar days; the security is being considered for purchase ;for a client;;a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction;
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or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

How Brokers and Dealers Are Selected

Equity Securities

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In purchasing and selling equity securities, it is T. Rowe Price`s policy to seek to obtain quality execution at favorable security prices through responsible brokers and dealers and at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid in return for brokerage and research services.
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As a general practice, over-the-counter orders are executed with market-makers or on an agency basis through .an electronic communications network. In selecting from among market-makers, T. Rowe Price generally seeks .to select those it believes to be actively and effectively trading the security being purchased or sold.

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In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.
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Fixed-Income Securities

Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

Equity and Fixed-Income Securities

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With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefiting the fund; designate
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any such broker or dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.
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How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

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On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) historical commission rates, both before and since rates have been fully negotiable; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares and dollar amount; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.
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Descriptions of Research Services Received From Brokers and Dealers

T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

Research services received from brokers and dealers are supplemental to T. Rowe Price`s own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price`s Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price`s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price is relieved of expenses which it might otherwise bear.

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T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.
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Directed Brokerage

In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.

Commissions to Brokers Who Furnish Research Services

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings in which the fund participates. Such research is used to benefit the accounts that purchase in the offering.

Internal Allocation Procedures

T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers, which are able to meet the needs of the transaction.

Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers and dealers and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage execution and research services they receive from brokers and dealers and make judgments as to the level of business which would recognize such services. In addition, brokers and dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

Miscellaneous

T. Rowe Price`s brokerage allocation policy is generally applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

From time to time, orders for clients may be placed through a computerized transaction network.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

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Some of T. Rowe Price`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price may include the T. Rowe Price Associates Foundation, Inc. and the T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, in aggregated orders from time to time. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by its clients in the aggregate. For purposes of determining the 10% limit, T. Rowe Price includes securities held by clients of affiliated advisers.
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T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. Price Associates is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.
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Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.
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At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.

Trade Allocation Policies

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T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed-Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to the fund.
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Other

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For the last three fiscal years, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, are shown below.
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	2002	2001	2000
Fund	Commissions	Commissions	Commissions
Balanced	$1,341,000	$1,203,000	$399,000
Blue Chip Growth	7,802,000	7,972,000	7,485,000
Capital Appreciation	2,513,000	2,345,000	1,305,000
Capital Opportunity	127,000	101,000	121,000
Developing Technologies	94,000	72,000	42,000
Diversified Small-Cap Growth	88,000	55,000	105,000
Dividend Growth	554,000	640,000	1,070,000
Equity Income	8,255,000	7,344,000	8,687,000
Equity Index 500	339,000	193,000	331,000
Extended Equity Market Index	42,000	42,000	51,000
Financial Services	604,000	539,000	348,000
Global Technology	543,000	510,000	362,000
Growth & Income	3,408,000	4,538,000	6,522,000
Growth Stock	6,963,000	8,332,000	10,878,000
Health Sciences	2,768,000	2,732,000	2,560,000
Institutional Large-Cap Growth	15,000	2,000	*
Institutional Large-Cap Value	7,000	5,000	3,000
Institutional Mid-Cap Equity Growth	489,000	565,000	547,000
Institutional Small-Cap Stock	571,000	265,000	128,000
Media & Telecommunications	4,243,000	3,993,000	3,517,000
Mid-Cap Growth	9,544,000	11,886,000	8,893,000
Mid-Cap Value	3,708,000	1,050,000	272,000
New America Growth	2,048,000	1,823,000	3,730,000
New Era	960,000	1,411,000	2,352,000
New Horizons	8,357,000	7,929,000	13,876,000
Real Estate	126,000	114,000	51,000
Science & Technology	8,785,000	15,035,000	13,388,000
Small-Cap Stock	5,313,000	2,865,000	2,214,000
Small-Cap Value	4,163,000	1,656,000	891,000
Total Equity Market Index	36,000	40,000	30,000
Value	2,120,000	2,221,000	1,330,000
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(*)Prior to commencement of operations.

The following lists the fund`s holdings in securities of its top 10 brokers and dealers as of the end of the fund`s most recent fiscal year.

On December 31, 2002, the Balanced Fund held stock of Citigroup, Goldman Sachs Group, J.P. Morgan Chase, Morgan Stanley, and Deutsche Bank, with values of $18,543,000, $3,793,000, $5,492,000, $6,215,000, and $997,000, respectively. The fund also held bonds of Citigroup, Goldman Sachs Group, J.P. Morgan Chase, Lehman Brothers, Credit Suisse First Boston, and Morgan Stanley with values of $4,616,000, $2,768,000, $6,069,000, $1,468,000, $1,253,000, and $7,577,000, respectively.

On December 31, 2002, the Blue Chip Growth Fund held stock of Citigroup, Bank of America, Merrill Lynch, Morgan Stanley, Legg Mason, and Goldman Sachs Group, with values of $204,102,000, $94,615,000, $36,052,000, $47,106,000, $17,960,000, and $31,326,000, respectively.

On December 31, 2002, the Capital Opportunity Fund held stock of Citigroup, J.P. Morgan Chase, Merrill Lynch, Goldman Sachs Group, and Morgan Stanley, with values of $1,682,000, $526,000, $311,000, $272,000, and $116,000, respectively.

On December 31, 2002, the Diversified Small-Cap Growth Fund held stock of Legg Mason and Investment Technology Group, with values of $259,000 and $200,000, respectively.

On December 31, 2002, the Dividend Growth Fund held stock of Citigroup and Morgan Stanley, with values of $13,372,000 and $3,593,000, respectively.

On December 31, 2002, the Equity Income Fund held stock of Bank of America, Citigroup, and J.P. Morgan Chase, with values of $103,659,000, $78,826,000, and $79,200,000, respectively.

On December 31, 2002, the Equity Index 500 Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Morgan Stanley, Merrill Lynch, Goldman Sachs, SunTrust, State Street, and Lehman Brothers, with values of $58,931,000, $34,020,000, $15,549,000, $14,223,000, $10,674,000, $10,666,000, $5,298,000, $4,126,000, and $4,234,000, respectively.

On December 31, 2002, the Extended Equity Market Index Fund held stock of Investment Technology Group, Raymond James Financial, and Instinet Group, with values of $35,000, $42,000, and $4,000, respectively.

On December 31, 2002, the Financial Services Fund held stock of Citigroup, Legg Mason, Neuberger Berman, Morgan Stanley, Bank of America, and Merrill Lynch with values of $12,517,000, $3,980,000, $3,483,000, $4,451,000, $9,399,000, and $7,362,000, respectively.

On December 31, 2002, the Growth & Income Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Goldman Sachs Group, and Morgan Stanley, with values of $40,644,000, $28,385,000, $21,600,000, $14,778,000, and $16,208,000, respectively.

On December 31, 2002, the Growth Stock Fund held stock of Merrill Lynch, Morgan Stanley, and Citigroup, with values of $40,606,000, $17,964,000, and $48,150,000, respectively.

On December 31, 2002, the Institutional Large-Cap Growth Fund held stock of Citigroup with a value of $236,000.

On December 31, 2002, the Institutional Large-Cap Value Fund held stock of Citigroup, Merrill Lynch, J.P. Morgan Chase, and FleetBoston Financial, with values of $244,000, $142,000, $130,000, and $112,000, respectively.

On December 31, 2002, the New America Growth Fund held stock of Citigroup and Goldman Sachs Group with values of $12,492,000 and $9,194,000, respectively.

On December 31, 2002, the Total Equity Market Index Fund held stock of Citigroup, Bank of America, J.P. Morgan Chase, Morgan Stanley, Goldman Sachs Group, Merrill Lynch, SunTrust, Lehman Brothers, State Street, Raymond James Financial, and Investment Technology Group, with values of $2,907,000, $1,713,000, $778,000, $695,000, $531,000, $520,000, $271,000, $208,000, $207,000, $21,000, and $18,000, respectively.

On December 31, 2002, the Value Fund held stock of J.P. Morgan Chase, Bank of America, Citigroup, and Morgan Stanley, with values of $10,800,000, $13,914,000, $7,918,000, and $17,964,000, respectively.

The portfolio turnover rate for each fund for the last three fiscal years was as follows:
Fund	2002	2001	2000
Balanced	49.1%	36.0%	16.5%
Blue Chip Growth	46.2	48.3	50.9
Capital Appreciation	17.6	25.1	32.4
Capital Opportunity	48.2	53.6	64.7
Developing Technologies(b)	81.5	107.5	232.6*
Diversified Small-Cap Growth	43.8	30.3	66.0
Dividend Growth	20.4	34.9	35.7
Equity Income	15.2	17.3	21.9
Equity Index 500	6.6	4.0	9.1
Extended Equity Market Index	21.0	31.3	30.5
Financial Services	49.7	54.8	32.5
Global Technology	211.4	189.2	123.6*
Growth & Income	44.7	65.9	80.3
Growth Stock	46.9	64.1	74.3
Health Sciences	62.7	74.6	110.6
Institutional Large-Cap Growth	91.3	98.2*	(a)
Institutional Large-Cap Value	25.3	106.3	58.4*
Institutional Mid-Cap Equity Growth	38.1	48.6	67.5
Institutional Small-Cap Stock	19.1	26.9	15.8*
Media & Telecommunications(b)	184.9	241.1	197.5
Mid-Cap Growth	36.0	43.0	53.6
Mid-Cap Value	51.1	57.5	31.9
New America Growth	61.5	52.1	81.4
New Era	11.5	17.9	28.5
New Horizons	23.7	27.4	47.2
Real Estate	9.8	37.2	19.0
Science & Technology	60.8	143.6	134.1
Small-Cap Stock	15.3	16.5	32.8
Small-Cap Value	12.2	16.8	14.4
Total Equity Market Index	5.6	8.6	7.6
Value	29.6	42.2	55.9

*Annualized.

(a)Prior to commencement of operations.

(b)The funds` high portfolio turnover was due to extreme volatility in the companies in which the funds invest.

PRICING OF SECURITIES

:Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors/Trustees, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

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Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options, including options on futures contracts, are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.
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Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions.
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Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors/Trustees.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may ,be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, the fund`s capital gain distributions, final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index 500, Growth & Income, and Real Estate Funds), and annual dividend (other funds), if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

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A portion of the dividends paid by the fund may be eligible for the dividends-received deduction applicable to .corporate shareholders.Long-term capital gain distributions paid from the fund are never eligible for the dividend-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of its tax year-end to avoid a federal income tax.
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At the time of your purchase, the fund`s net asset value may reflect undistributed income., capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the .fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a .deduction for dividends or other distributions to shareholders; and (2) the fund`s distributions, to the extent .made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as .ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends),.Taxation of Foreign Shareholders

The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

To the extent the fund invests in foreign securities, the following would apply:

Passive Foreign Investment Companies

The fund may purchase the securities of certain foreign investment funds or trusts, called passive foreign investment companies, for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund`s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund`s taxable year.

All funds

INVESTMENT PERFORMANCE

Total Return Performance

The fund`s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

Cumulative Performance Percentage Change Periods Ended 12/31/02
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Balanced	-8.54%	14.64%	116.64%	39,022.50%	12/31/39
Blue Chip Growth	-24.23	-2.28	—	153.07	06/30/93
Blue Chip Growth Fund—Advisor Class	-24.26	—	—	-40.46	03/31/00
Blue Chip Growth Fund—R Class	—	—	—	7.66	09/30/02
Capital Appreciation	0.54	53.38	206.37	579.25	06/30/86
Capital Opportunity	-22.25	-16.27	—	73.10	11/30/94
Developing Technologies	-48.69	—	—	-74.31	08/31/00
Diversified Small-Cap Growth	-27.50	-20.68	—	-15.05	06/30/97
Dividend Growth	-18.47	-3.34	154.67	154.67	12/30/92
Equity Income	-13.04	13.37	181.49	686.24	10/31/85
Equity Income Fund—Advisor Class	-13.18	—	—	2.78	03/31/00
Equity Income Fund—R Class	—	—	—	9.15	09/30/02
Equity Index 500	-22.21	-4.09	136.98	229.25	03/30/90
Extended Equity Market Index	-18.12	—	—	-6.11	01/30/98
Financial Services	-10.10	35.11	—	116.70	09/30/96
Global Technology	-29.89	—	—	-66.70	09/29/00
Growth & Income	-23.84	-7.35	112.34	637.59	12/21/82
Growth Stock	-23.00	8.40	154.94	23,224.02	04/11/50
Growth Stock Fund—Advisor Class	-23.16	—	—	-23.16	12/31/01
Growth Stock Fund—R Class	—	—	—	8.14	09/30/02
Health Sciences	-27.74	36.64	—	106.82	12/29/95
Institutional Large-Cap Growth	-24.94	—	—	-14.43	10/31/01
Institutional Large-Cap Value	-14.64	—	—	3.03	03/31/00
Institutional Mid-Cap Equity Growth	-21.60	26.95	—	74.49	07/31/96
Institutional Small-Cap Stock	-14.36	—	—	-1.69	03/31/00
Media & Telecommunications(a)	-28.39	30.25	—	134.81	10/13/93
Mid-Cap Growth	-21.22	26.55	233.61	315.47	06/30/92
Mid-Cap Growth Fund—Advisor Class	-21.45	—	—	-24.04	03/31/00
Mid-Cap Growth Fund—R Class	—	—	—	8.39	09/30/02
Mid-Cap Value	-7.38	36.47	—	101.74	06/28/96
Mid-Cap Value Fund—Advisor Class	—	—	—	8.66	09/30/02
Mid-Cap Value Fund—R Class	—	—	—	8.66	09/30/02
New America Growth	-28.54	-25.11	70.74	436.93	09/30/85
New Era	-6.34	17.80	137.91	2,252.61	01/20/69
New Horizons	-26.60	-1.46	140.83	7,178.34	06/03/60
Real Estate	5.38	27.27	—	37.22	10/31/97
Science & Technology	-40.58	-34.20	71.05	312.30	09/30/87
Science & Technology Fund—Advisor Class	-40.57	—	—	-79.40	03/31/00
Small-Cap Stock	-14.21	18.18	192.28	35,564.46	06/01/56
Small-Cap Stock Fund—Advisor Class	-14.41	—	—	-2.57	03/31/00
Small-Cap Value	-1.76	27.08	218.45	420.44	06/30/88
Small-Cap Value Fund—Advisor Class	-2.02	—	—	38.19	03/31/00
Total Equity Market Index	-21.16	—	—	-4.69	01/30/98
Value	-16.58	14.42	—	174.02	09/30/94
Value Fund—Advisor Class	-16.67	—	—	-2.69	03/31/00

(a)The five-year and inception figures are based partly on the fund`s performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.

Average Annual Compound Rates of Return Periods Ended 12/31/02
Fund	1 Yr.	5 Yrs.	10 Yrs.	Since Inception	Inception Date
Balanced	-8.54%	2.77%	8.04%	9.94%	12/31/39
Blue Chip Growth	-24.23	-0.46	—	10.26	06/30/93
Blue Chip Growth Fund—Advisor Class	-24.26	—	—	-17.16	03/31/00
Blue Chip Growth Fund—R Class	—	—	—	(b)	09/30/02
Capital Appreciation	0.54	8.93	11.85	12.31	06/30/86
Capital Opportunity	-22.25	-3.49	—	7.02	11/30/94
Developing Technologies	-48.69	—	—	-44.15	08/31/00
Diversified Small-Cap Growth	-27.50	-4.53	—	-2.92	06/30/97
Dividend Growth	-18.47	-0.68	9.80	9.80	12/30/92
Equity Income	-13.04	2.54	10.90	12.76	10/31/85
Equity Income Fund—Advisor Class	-13.18	—	—	1.00	03/31/00
Equity Income Fund—R Class	—	—	—	(b)	09/30/02
Equity Index 500	-22.21	-0.83	9.01	9.79	03/30/90
Extended Equity Market Index	-18.12	—	—	-1.27	01/30/98
Financial Services	-10.10	6.20	—	13.17	09/30/96
Global Technology	-29.89	—	—	-38.60	09/29/00
Growth & Income	-23.84	-1.52	7.82	10.49	12/21/82
Growth Stock	-23.00	1.63	9.81	10.89	04/11/50
Growth Stock Fund—Advisor Class	-23.16	—	—	-23.16	12/31/01
Growth Stock Fund—R Class	—	—	—	(b)	09/30/02
Health Sciences	-27.74	6.44	—	10.93	12/29/95
Institutional Large-Cap Growth	-24.94	—	—	-12.51	10/31/01
Institutional Large-Cap Value	-14.64	—	—	1.09	03/31/00
Institutional Mid-Cap Equity Growth	-21.60	4.89	—	9.06	07/31/96
Institutional Small-Cap Stock	-14.36	—	—	-0.62	03/31/00
Media & Telecommunications(a)	-28.39	5.43	—	9.70	10/13/93
Mid-Cap Growth	-21.22	4.82	12.80	14.52	06/30/92
Mid-Cap Growth Fund—Advisor Class	-21.45	—	—	-9.50	03/31/00
Mid-Cap Growth Fund—R Class	—	—	—	(b)	09/30/02
Mid-Cap Value	-7.38	6.42	—	11.39	06/28/96
Mid-Cap Value Fund—Advisor Class	—	—	—	(b)	09/30/02
Mid-Cap Value Fund—R Class	—	—	—	(b)	09/30/02
New America Growth	-28.54	-5.62	5.50	10.23	09/30/85
New Era	-6.34	3.33	9.05	9.75	01/20/69
New Horizons	-26.60	-0.29	9.19	10.59	06/03/60
Real Estate	5.38	4.94	—	6.32	10/31/97
Science & Technology	-40.58	-8.03	5.51	9.73	09/30/87
Science & Technology Fund—Advisor Class	-40.57	—	—	-43.65	03/31/00
Small-Cap Stock	-14.21	3.40	11.32	13.45	06/01/56
Small-Cap Stock Fund—Advisor Class	-14.41	—	—	-0.94	03/31/00
Small-Cap Value	-1.76	4.91	12.28	12.05	06/30/88
Small-Cap Value Fund—Advisor Class	-2.02	—	—	12.46	03/31/00
Total Equity Market Index	-21.16	—	—	-0.97	01/30/98
Value	-16.58	2.73	—	12.99	09/30/94
Value Fund—Advisor Class	-16.67	—	—	-0.99	03/31/00

(a)The five-year and inception figures are based partly on the fund`s performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.

(b)No figure is provided because the fund`s performance is for a period of less than one year.

Outside Sources of Information

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From time to time, in reports and promotional literature: (1) the fund`s total return performance, ranking, or any other measure of the fund`s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications, (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund`s performance; (4) the effect of tax-deferred compounding on the fund`s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to

relevant indices or surveys in order to evaluate the fund`s historical performance or current or potential value with respect to the particular industry or sector; and (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund.

Other Publications

From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund`s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund`s portfolio.

Other Features and Benefits

The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.

Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

Balanced Fund

On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

Media & Telecommunications Fund

On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

Small-Cap Stock Fund

Effective May 1, 1997, the fund`s name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

Equity Index 500 Fund

Effective January 30, 1998, the fund`s name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.

All funds except Capital Appreciation, Equity Income, and New America Growth Funds

CAPITAL STOCK

The fund`s Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

Except to the extent that the fund`s Board of Directors might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

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Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.
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Capital Appreciation, Equity Income, and New America Growth Funds

ORGANIZATION OF THE FUND

For tax and business reasons, the funds were organized as Massachusetts business Trust, and are registered with the SEC under the 1940 Act as diversified, open-end investment companies, commonly known as "mutual funds."

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the fund. In the event of the liquidation of the fund, each share is entitled to a pro-rata share of the net assets of the fund.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders` meeting for the election of trustees. Pursuant to Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or a Trustee. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which T. Rowe Price believes is remote. Upon payment of any liability incurred by the fund, the shareholders of the fund paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.

All funds

federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

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The financial statements of the fund listed below for the periods ended December 31, 2002, and the report of independent accountants are included in each fund`s Annual Report for the periods ended December 31, 2002. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial
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statements and the report of independent accountants appearing in each Annual Report for the periods ended December 31, 2002, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):
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ANNUAL REPORT REFERENCES:
	Equity income	Financial Services	new America growth	NEW ERA
Financial Highlights, December 31, 2002	8	8	12	9
Statement of Net Assets, December 31, 2002	11-18	9-11	13-18	10-15
Statement of Operations, year ended December 31, 2002	19	12	19	16
Statement of Changes in Net Assets, years ended December 31, 2002, andDecember 31, 2001	20-21	13	20	17
Notes to Financial Statements, December 31, 2002	22-26	14-18	21-24	18-22
Report of Independent Accountants	27	19	25	23

	DIVIDEND GROWTH	gROWTH sTOCK	BLUE CHIP GROWTH	TOTAL EQUTIY MARKET index
Financial Highlights, December 31, 2002	10	10	13	1
Statement of Net Assets, December 31, 2002	11-17	13-19	16-22	2-59
Statement of Operations, year ended December 31, 2002	18	20	23	60
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	19	21-22	24-25	61
Notes to Financial Statements, December 31, 2002	20-23	23-28	26-31	62-65
Report of Independent Accountants	24	29	32	66

	VALUE	Mid-Cap Value	Real Estate	Institutional mid-cap equity growth
Financial Highlights, December 31, 2002	8	9	8	8
Statement of Net Assets, December 31, 2002	10-17	12-18	9-11	9-12
Statement of Operations, year ended December 31, 2002	18	19	12	13
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	19-20	20-21	13	14
Notes to Financial Statements, December 31, 2002	21-25	22-27	14-17	15-16
Report of Independent Accountants	26	28	18	17

	Capital OPPORTUNITY	DEVELOPING Technologies
Financial Highlights, December 31, 2002	9	8
Portfolio of Investments,December 31, 2002	10-22	9-12
Statement of Operations, year ended December 31, 2002	23	13
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	24	14
Notes to Financial Statements, December 31, 2002	25-29	15-19
Report of Independent Accountants	30	20

extended equity market index
Financial Highlights, December 31, 2002	2
Portfolio of Investments, December 31, 2002	3-70
Statement of Assets and Liabilities,December 31, 2002	71
Statement of Operations, year ended December 31, 2002	72
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	73
Notes to Financial Statements, December 31, 2002	74-77
Report of Independent Accountants	78

	diversified Small-cap Growth	gROWTH & Income	hEALTH SCIENCES
Financial Highlights, December 31, 2002	9	10	8
Statement of Net Assets, December 31, 2002	10-21	11-17	9-15
Statement of Operations, year ended December 31, 2002	22	18	16
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	23	19	17
Notes to Financial Statements, December 31, 2002	24-28	20-24	18-22
Report of Independent Accountants	29	25	23

	Global Technology	Media & TELECOMMUNICATIONS	Institutional LARGE-CAP VALUe
Financial Highlights, December 31, 2002	8	8	5
Statement of Net Assets, December 31, 2002	9-12	9-13	6-8
Statement of Operations, December 31, 2002	13	14	9
Statement of Changes in Net Assets, periods ended December 31, 2002, and December 31, 2001	14	15	10
Notes to Financial Statements, December 31, 2002	15-18	16-19	11-12
Report of Independent Accountants	19	20	13

	Science & technology	Equity index 500
Financial Highlights, December 31, 2002	8	1
Statement of Net Assets, December 31, 2002	10-14	2-20
Statement of Operations, December 31, 2002	15	21
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	16	22
Notes to Financial Statements, December 31, 2002	17-21	23-28
Report of Independent Accountants	22	29

	balanced	new horizons	capital appreciation	MID-CAP GROWTH
Financial Highlights, December 31, 2002	11	11	9	14
Portfolio of Investments, December 31, 2002	12-41	12-21	10-17	17-23
Statement of Assets and Liabilities, December 31, 2002	42	22	18	24
Statement of Operations, year ended December 31, 2002	43	23	19	25
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	44	24	20	26
Notes to Financial Statements, December 31, 2002	45-49	25-29	21-25	27-32
Report of Independent Accountants	50	30	26	33

SMALL-CAP STOCK
Financial Highlights, December 31, 2002	12
Portfolio of Investments, December 31, 2002	14-24
Statement of Assets and Liabilities, December 31, 2002	25
Statement of Operations, year ended December 31, 2002	26
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	27-28
Notes to Financial Statements, December 31, 2002	29-33
Report of Independent Accountants	34

small-cap value
Financial Highlights, December 31, 2002	7
Portfolio of Investments, December 31, 2002	9-20
Statement of Assets and Liabilities,December 31, 2002	21
Statement of Operations, year endedDecember 31, 2002	22
Statement of Changes in Net Assets, years ended December 31, 2002, and December 31, 2001	23-24
Notes to Financial Statements, December 31, 2002	25-30
Report of Independent Accountants	31

Institutional Small-cap stock
Financial Highlights, December 31, 2002	7
Statement of Net Assets, December 31, 2002	8-12
Statement of Operations, December 31, 2002	13
Statement of Changes in Net Assets, years endedDecember 31, 2002, and December 31, 2001	14
Notes to Financial Statements, December 31, 2002	15-16
Report of Independent Accountants	17

institutional Large-cap growth
Financial Highlights, December 31, 2002	6
Statement of Net Assets, December 31, 2002	7-8
Statement of Operations, for the period ended December 31, 2002	9
Statement of Changes in Net Assets, year ended December 31, 2002, and period fromOctober 31, 200l (commencement of operations) through December 31, 2001	10
Notes to Financial Statements, December 31, 2002	11-12
Report of Independent Accountants	13

	bLUE cHIP gROWTH fUND—aDVISOR cLASS	equity income Fund—Advisor Class	vALUE fUND— aDVISOR cLASS
Financial Highlights, December 31, 2002	14	9	9
Statement of Net Assets, December 31, 2002	16-22	11-18	10-17
Statement of Operations, year ended December 31, 2002	23	19	18
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	24-25	20-21	19-20
Notes to Financial Statements,December 31, 2002	26-31	22-26	21-25
Report of Independent Accountants	32	27	26

	Mid-Cap Growth Fund— Advisor Class	SMALL-CAP STOCK FUND— Advisor Class	Small-Cap VALUE FUND—Advisor Class
Financial Highlights, December 31, 2002	15	13	8
Portfolio of Investments, December 31, 2002	17-23	14-24	9-20
Statement of Assets and Liabilities, December 31, 2002	24	25	21
Statement of Operations, year ended December 31, 2002	25	26	22
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	26	27-28	23-24
Notes to Financial Statements, December 31, 2002	27-32	29-33	25-30
Report of Independent Accountants	33	34	31

	Science & technology fund—advisor class	Growth StOCK FUND Advisor class	MID-CAP VALUE FUND ADVISOR class
Financial Highlights, December 31, 2002	9	11	10
Statement of Net Assets, December 31, 2002	10-14	13-19	12-18
Statement of Operations, year ended December 31, 2002	15	20	19
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	16	21-22	20-21
Notes to Financial Statements, December 31, 2002	17-21	23-28	22-27
Report of Independent Accountants	22	29	28

	bLUE cHIP gROWTH fUND—R cLASS	equity income Fund—R Class	MID-CAP vALUE fUND— R cLASS
Financial Highlights, December 31, 2002	15	10	11
Statement of Net Assets, December 31, 2002	16-22	11-18	12-18
Statement of Operations, year ended December 31, 2002	23	19	19
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	24-25	20-21	20-21
Notes to Financial Statements,December 31, 2002	26-31	22-26	22-27
Report of Independent Accountants	32	27	28

MID-Cap GROWTH Fund—R Class
Financial Highlights, December 31, 2002	16
Portfolio of Investments, December 31, 2002	17-23
Statement of Assets and Liabilities, December 31, 2002	24
Statement of Operations, year ended December 31, 2002	25
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	26
Notes to Financial Statements, December 31, 2002	27-32
Report of Independent Accountants	33

gROWTH STOCK fUND—R cLASS
Financial Highlights, December 31, 2002	12
Statement of Net Assets, December 31, 2002	13-19
Statement of Operations, year ended December 31, 2002	20
Statement of Changes in Net Assets, for the periods ended December 31, 2002, and December 31, 2001	21-22
Notes to Financial Statements,December 31, 2002	23-28
Report of Independent Accountants	29

RATINGS OF CORPORATE DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch IBCA, Inc.

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AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.
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AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)Articles of Incorporation of Registrant, dated July 25, 1996 (electronically filed with initial Registration dated August 5, 1996)

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(b)By-Laws of Registrant, as amended July 21, 1999 and February 5, 2003
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(c)See Article SIXTH, Capital Stock, subparagraphs (b)-(g) of the Articles of Incorporation and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws electronically filed as exhibits to this Registration Statement

(d)Investment Management Agreement between Registrant, and T. Rowe Price Associates, Inc. (electronically filed with Pre-Effective Amendment No. 1 dated September 24, 1996)

(e)Underwriting Agreement between Registrant, and T. Rowe Price Investment Services, Inc. (electronically filed with Pre-Effective Amendment No. 1 dated September 24, 1996)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, and September 4, 2002
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(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, and July 24, 2002
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003
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(h)(3)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2003
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)Inapplicable

(n)Inapplicable

(p)Code of Ethics, dated April 1, 2002

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

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The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager,
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its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.
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General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

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T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.
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T. Rowe Price Associates, Inc. ("Price Associates"), a Maryland corporation organized in 1947, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

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T. Rowe Price International, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. Rowe Price International") was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for
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institutional investors in the United States. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.
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T. Rowe Price Global Investment Services Limited ("Global Investment Services") is a British corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), a British corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also regulated by the English Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly owned subsidiary of T. Rowe Price Group, Inc.
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T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

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T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and
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community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service its employees give to qualifying organizations of their choice are matched according to established guidelines.
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T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

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T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Marylandchartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non qualified employee benefit plans, individual retirement accounts, and common trust funds.
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T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

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T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of the partnership.
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
T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed-income securities.
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T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

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TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses T. Rowe Price Associates' Investment technology personnel.
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
TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.
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TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

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T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of T. Rowe Price Group, Inc., was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

Listed below are the directors and executive officers of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:

Directors of T. Rowe Price Group, Inc.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett`s address is 13 Stanley Crescent, London W11 2NA, England.

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JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam`s address is: Brandywine Plaza West, Suite 303, 1521 Concord Pike, Wilmington, Delaware 19803.
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DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.
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
RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a senior partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director and Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.

JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.

WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc. and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc. and T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.
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
M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company.

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

Additional Executive Officers

CRISTINA WASIAK, Chief Financial Officer and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, TRP Finance, Inc.
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
Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.
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See also "Management of the Funds," in Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

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(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe

Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., and T. Rowe Price Inflation Protected Bond Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.
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(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Patricia M. Archer	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Joseph P. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
Christopher A. Jarmush	Vice President	None
Salvador G. LaBella	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O'Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Peter Preisler	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Walter L. Wdowiak	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Kimberly B. Andersen	Assistant Vice President	None
Shane Baldino	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi Ann Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Jon Derek Dry	Assistant Vice President	None
Dominick J. Dunnigan	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Karen L. Glooch	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
David A. Hueser	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
Janice D. McCrory	Assistant Vice President	None
Jennifer H. McDonnell	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Laurie K. Mitchell	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Jean E. Ramos-Izquierdo	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Natalie C. Widdowson	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Linda C. Wright	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

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Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.
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Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 29, 2003.

T. Rowe Price Financial Services Fund, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardApril 29, 2003

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefApril 29, 2003

Joseph A. CarrierFinancial Officer)

*DirectorApril 29, 2003

Anthony W. Deering

*DirectorApril 29, 2003

Donald W. Dick, Jr.

*DirectorApril 29, 2003

David K. Fagin

/s/James A.C. KennedyDirectorApril 29, 2003

James A.C. Kennedy

*DirectorApril 29, 2003

F. Pierce Linaweaver

*DirectorApril 29, 2003

Hanne M. Merriman

*DirectorApril 29, 2003

John G. Schreiber

/s/M. David TestaDirectorApril 29, 2003

M. David Testa

*DirectorApril 29, 2003

Hubert D. Vos

*DirectorApril 29, 2003

Paul M. Wythes

*/s/Henry H. HopkinsVice President andApril 29, 2003

Henry H. HopkinsAttorneyInFact